The Hartford Growth Opportunities Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Automobiles & Components - 1.6%
951,773	Thor Industries, Inc.	$115,174,051

	Capital Goods - 1.9%
926,558	Fortive Corp.	61,226,952
591,072	Middleby Corp.*	80,220,292

		141,447,244

	Commercial & Professional Services - 2.8%
603,830	Copart, Inc.*	66,270,342
148,443	CoStar Group, Inc.*	133,555,652

		199,825,994

	Consumer Durables & Apparel - 4.2%
877,162	Lennar Corp. Class A	72,936,020
505,326	Lululemon Athletica, Inc.*	166,090,550
566,561	Polaris, Inc.	66,100,672

		305,127,242

	Consumer Services - 8.9%
836,098	Chegg, Inc.*	79,646,695
3,377,657	DraftKings, Inc. Class A*	182,765,020
882,159	McDonald’s Corp.	183,347,927
974,526	Penn National Gaming, Inc.*	101,077,837
1,061,661	Starbucks Corp.	102,779,401

		649,616,880

	Diversified Financials - 0.9%
1,001,559	Blackstone Group, Inc. Class A	67,294,749

	Food, Beverage & Tobacco - 3.0%
587,996	Constellation Brands, Inc. Class A	124,025,996
1,116,796	Monster Beverage Corp.*	96,971,397

		220,997,393

	Health Care Equipment & Services - 9.6%
272,887	ABIOMED, Inc.*	95,032,898
342,057	Align Technology, Inc.*	179,709,907
464,397	Danaher Corp.	110,452,182
455,764	DexCom, Inc.*	170,843,135
308,176	Insulet Corp.*	82,338,464
7,292,874	Multiplan Corp.*(1)	58,197,135

		696,573,721

	Media & Entertainment - 14.3%
214,750	Alphabet, Inc. Class A*	392,425,560
560,446	Facebook, Inc. Class A*	144,780,015
891,345	Match Group, Inc.*	124,663,512
3,190,619	Snap, Inc. Class A*	168,911,370
332,225	Spotify Technology S.A.*	104,650,875
2,148,588	Twitter, Inc.*	108,568,151

		1,043,999,483

	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
209,083	Ascendis Pharma A/S ADR*	31,393,812
1,024,331	AstraZeneca plc ADR(1)	51,831,149
2,093,739	Elanco Animal Health, Inc.*	60,781,243
742,549	Exact Sciences Corp.*	101,848,021
557,100	Galapagos N.V.*	58,257,170
16,322	Galapagos N.V. ADR*	1,702,385
87,462	Illumina, Inc.*	37,297,295
178,650	Kodiak Sciences, Inc.*	22,565,282
121,360	Reata Pharmaceuticals, Inc. Class A*	12,571,682
278,526	Thermo Fisher Scientific, Inc.	141,964,702

		520,212,741

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Real Estate - 0.0%
29,564	We Co. Class A(2)(3)(4)	$111,161

	Retailing - 15.6%
218,115	Amazon.com, Inc.*	699,320,313
80,783	Booking Holdings, Inc.*	157,068,810
123,196	JAND, Inc. Class A(2)(3)(4)	2,844,596
938,243	Ross Stores, Inc.	104,417,063
2,555,947	TJX Cos., Inc.	163,682,846
171,581	Tory Burch LLC(2)(3)(4)	9,371,753

		1,136,705,381

	Semiconductors & Semiconductor Equipment - 5.9%
2,671,330	Advanced Micro Devices, Inc.*	228,772,701
2,364,525	Marvell Technology Group Ltd.	121,678,457
475,971	MKS Instruments, Inc.	75,236,736

		425,687,894

	Software & Services - 16.6%
311,902	Fair Isaac Corp.*	140,390,209
1,043,152	GoDaddy, Inc. Class A*	81,970,884
729,119	Guidewire Software, Inc.*	83,659,114
875,064	Leidos Holdings, Inc.	92,809,288
224,380	Paycom Software, Inc.*	85,206,061
273,856	RingCentral, Inc. Class A*	102,126,380
882,668	Splunk, Inc.*	145,666,700
992,740	Square, Inc. Class A*	214,392,131
258,968	Varonis Systems, Inc.*	45,777,773
945,460	Workday, Inc. Class A*	215,120,514

		1,207,119,054

	Technology Hardware & Equipment - 4.9%
2,631,610	Apple, Inc.	347,267,256
292,906	Vontier Corp.*	9,498,941

		356,766,197

	Transportation - 0.9%
266,369	FedEx Corp.	62,687,280

	Total Common Stocks (cost $5,264,837,649)	$7,149,346,465

Convertible Preferred Stocks - 1.3%
	Commercial & Professional Services - 0.1%
470,535	Rubicon Global Holdings LLC Series C(2)(3)(4)	7,034,498

	Real Estate - 0.1%
404,267	We Co. Series D1(2)(3)(4)	2,550,924
317,638	We Co. Series D2(2)(3)(4)	2,004,296

		4,555,220

	Retailing - 0.8%
4,434,460	Coupang LLC (2)(3)(4)	45,719,283
272,032	Honest Co., Inc. Series C(2)(3)(4)	9,689,780
275,096	JAND, Inc. Series D(2)(3)(4)	6,437,246

		61,846,309

	Software & Services - 0.3%
5,668,755	Essence Group Holdings Corp. Series 3(2)(3)(4)	13,038,137
743,470	Lookout, Inc. Series F(2)(3)(4)	7,003,487

		20,041,624

	Total Convertible Preferred Stocks (cost $63,194,426)	$93,477,651

Escrows - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.(2)(3)(4)	147,813

	Software & Services - 0.0%
1,078,374	Marklogic Corp.(2)(3)(4)	289,005

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
566,228	Veracode, Inc.(2)(3)(4)		$27,292

			316,297

	Total Escrows (cost $—)		$464,110

	Total Long-Term Investments (cost $5,328,119,897)		$7,243,288,226

Short-Term Investments - 1.2%
	Repurchase Agreements - 0.7%
51,262,039	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $51,262,124; collateralized by U.S. Treasury Bond at 2.500%, maturing 02/15/2045, with a market value of $52,287,382		51,262,039

	Securities Lending Collateral - 0.5%
19,689,529	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(6)		19,689,529
17,040,918	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.02%(6)		17,040,918

			36,730,447

	Total Short-Term Investments (cost $87,992,486)		$87,992,486

	Total Investments (cost $5,416,112,383)	100.7%	$7,331,280,712
	Other Assets and Liabilities	(0.7)%	(48,069,276)

	Total Net Assets	100.0%	$7,283,211,436

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of these securities was $106,269,271, which represented 1.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $106,269,271 or 1.5% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
11/2014	Coupang LLC Convertible Preferred	4,434,460	$13,805,010	$45,719,283
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	8,964,002	13,038,137
08/2014	Honest Co., Inc. Series C Convertible Preferred	272,032	7,360,452	9,689,780
04/2015	JAND, Inc. Class A	123,196	1,414,943	2,844,596

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
04/2015	JAND, Inc. Series D Convertible Preferred	275,096	3,159,560	$6,437,246
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	7,003,487
01/2021	Marklogic Corp.	1,078,374	—	289,005
08/2014	One Kings Lane, Inc.	923,832	—	147,813
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	470,535	9,392,114	7,034,498
11/2013	Tory Burch LLC	171,581	13,447,917	9,371,753
08/2014	Veracode, Inc.	566,228	—	27,292
12/2014	We Co. Class A	29,564	492,275	111,161
12/2014	We Co. Series D1 Convertible Preferred	404,267	6,731,515	2,550,924
12/2014	We Co. Series D2 Convertible Preferred	317,638	5,289,041	2,004,296

			$78,549,561	$106,269,271

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$115,174,051	$115,174,051	$—	$—
Capital Goods	141,447,244	141,447,244	—	—
Commercial & Professional Services	199,825,994	199,825,994	—	—
Consumer Durables & Apparel	305,127,242	305,127,242	—	—
Consumer Services	649,616,880	649,616,880	—	—
Diversified Financials	67,294,749	67,294,749	—	—
Food, Beverage & Tobacco	220,997,393	220,997,393	—	—
Health Care Equipment & Services	696,573,721	696,573,721	—	—
Media & Entertainment	1,043,999,483	1,043,999,483	—	—
Pharmaceuticals, Biotechnology & Life Sciences	520,212,741	461,955,571	58,257,170	—
Real Estate	111,161	—	—	111,161
Retailing	1,136,705,381	1,124,489,032	—	12,216,349
Semiconductors & Semiconductor Equipment	425,687,894	425,687,894	—	—
Software & Services	1,207,119,054	1,207,119,054	—	—
Technology Hardware & Equipment	356,766,197	356,766,197	—	—
Transportation	62,687,280	62,687,280	—	—
Convertible Preferred Stocks	93,477,651	—	—	93,477,651
Escrows	464,110	—	—	464,110
Short-Term Investments	87,992,486	36,730,447	51,262,039	—

Total	$7,331,280,712	$7,115,492,232	$109,519,209	$106,269,271

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2021:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total

Beginning balance	$9,954,711	$86,607,191	$527,752	$97,089,654
Purchases	-	-	-	-
Sales	-	-	-	-
Total realized gain/(loss)	-	-	-	-
Net change in unrealized appreciation/(depreciation)	2,372,799	6,870,460	(63,642)	9,179,617
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

Ending balance	$12,327,510	$93,477,651	$464,110	$106,269,271

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2021 was $9,179,617.

The Hartford Small Cap Growth Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.1%
	Automobiles & Components - 2.8%
68,188	Fox Factory Holding Corp.*	$8,158,012
104,511	Patrick Industries, Inc.	7,217,530
86,351	Thor Industries, Inc.	10,449,335

		25,824,877

	Banks - 2.3%
466,508	MGIC Investment Corp.	5,467,474
131,708	Synovus Financial Corp.	4,899,538
107,907	Triumph Bancorp, Inc.*	6,187,387
74,072	Western Alliance Bancorp	5,050,229

		21,604,628

	Capital Goods - 10.6%
73,502	Altra Industrial Motion Corp.	3,778,738
78,170	Applied Industrial Technologies, Inc.	5,502,386
44,465	Armstrong World Industries, Inc.	3,477,608
26,266	Axon Enterprise, Inc.*	4,311,826
85,395	Bloom Energy Corp. Class A*	2,981,139
102,895	Boise Cascade Co.	4,900,889
160,088	Builders FirstSource, Inc.*	6,123,366
101,981	BWX Technologies, Inc.	5,498,815
45,923	Curtiss-Wright Corp.	4,766,348
41,653	EnerSys	3,425,126
145,337	FuelCell Energy, Inc.*	3,017,196
81,246	ITT, Inc.	6,069,889
67,250	John Bean Technologies Corp.	7,792,930
51,601	Mercury Systems, Inc.*	3,666,767
194,576	Plug Power, Inc.*	12,291,366
147,831	Rexnord Corp.	5,596,882
105,473	SPX Corp.*	5,454,009
104,014	SPX FLOW, Inc.*	5,509,622
54,280	Trex Co., Inc.*	4,981,276

		99,146,178

	Commercial & Professional Services - 3.5%
94,378	ASGN, Inc.*	7,824,880
68,470	Clean Harbors, Inc.*	5,303,686
74,245	Exponent, Inc.	6,131,152
66,040	Insperity, Inc.	5,183,480
68,580	Tetra Tech, Inc.	8,337,271

		32,780,469

	Consumer Durables & Apparel - 5.4%
33,531	Deckers Outdoor Corp.*	9,790,381
91,146	PVH Corp.	7,771,108
171,366	Smith & Wesson Brands, Inc.	2,837,821
62,448	TopBuild Corp.*	12,486,478
430,900	Under Armour, Inc. Class C*	6,450,573
140,821	Wolverine World Wide, Inc.	4,033,113
112,758	YETI Holdings, Inc.*	7,421,732

		50,791,206

	Consumer Services - 3.4%
85,809	BJ’s Restaurants, Inc.*	4,010,713
43,548	Churchill Downs, Inc.	8,163,072
112,510	Penn National Gaming, Inc.*	11,669,537
53,916	Wingstop, Inc.	8,090,096

		31,933,418

	Diversified Financials - 1.4%
123,072	OneMain Holdings, Inc.	5,730,232
56,614	StepStone Group, Inc. Class A*	1,988,284
111,320	Stifel Financial Corp.	5,768,602

		13,487,118

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Food & Staples Retailing - 0.9%
173,343	Performance Food Group Co.*	$8,126,320

	Food, Beverage & Tobacco - 2.1%
62,499	Freshpet, Inc.*	8,706,736
367,183	Hostess Brands, Inc.*	5,636,259
179,422	Simply Good Foods Co.*	5,120,704

		19,463,699

	Health Care Equipment & Services - 11.9%
120,089	AdaptHealth Corp.*	4,595,806
53,307	Addus HomeCare Corp.*	5,999,703
18,108	Amedisys, Inc.*	5,202,610
93,829	AtriCure, Inc.*	5,463,663
91,058	Cardiovascular Systems, Inc.*	4,096,699
61,281	Glaukos Corp.*	5,435,012
107,184	Globus Medical, Inc. Class A*	6,612,181
134,188	Health Catalyst, Inc.*	6,666,460
10,830	ICU Medical, Inc.*	2,214,518
84,683	Integer Holdings Corp.*	6,249,605
127,682	Integra LifeSciences Holdings Corp.*	8,432,119
12,609	iRhythm Technologies, Inc.*	2,123,608
36,125	LHC Group, Inc.*	7,196,823
61,344	ModivCare, Inc.*	9,727,318
100,680	Omnicell, Inc.*	11,860,104
190,493	OraSure Technologies, Inc.*	2,901,208
454,565	R1 RCM, Inc.*	11,468,675
60,891	Tandem Diabetes Care, Inc.*	5,641,551

		111,887,663

	Household & Personal Products - 0.5%
184,655	BellRing Brands, Inc. Class A*	4,295,075

	Insurance - 1.0%
112,788	James River Group Holdings Ltd.	5,016,810
61,631	Kemper Corp.	4,335,741

		9,352,551

	Materials - 1.9%
191,761	Axalta Coating Systems Ltd.*	5,175,629
94,499	Graphic Packaging Holding Co.	1,479,854
69,205	Ingevity Corp.*	4,546,077
180,298	Louisiana-Pacific Corp.	6,853,127

		18,054,687

	Media & Entertainment - 1.3%
78,195	Cardlytics, Inc.*(1)	9,560,903
94,585	Cargurus, Inc.*	2,766,611

		12,327,514

	Pharmaceuticals, Biotechnology & Life Sciences - 20.5%
275,190	Adverum Biotechnologies, Inc.*	3,393,093
47,632	Allakos, Inc.*	6,350,775
47,132	ALX Oncology Holdings, Inc.*(1)	3,735,211
341,175	Amicus Therapeutics, Inc.*	6,451,619
118,681	Apellis Pharmaceuticals, Inc.*	5,254,008
58,023	Arena Pharmaceuticals, Inc.*	4,307,627
63,880	Arrowhead Pharmaceuticals, Inc.*	4,929,620
51,763	Arvinas, Inc.*	3,905,001
70,147	Biohaven Pharmaceutical Holding Co., Ltd.*	5,977,927
92,662	ChemoCentryx, Inc.*	5,282,661
121,862	Constellation Pharmaceuticals, Inc.*	4,017,790
180,039	Dicerna Pharmaceuticals, Inc.*	4,045,476
132,695	Dyne Therapeutics, Inc.*	2,564,994
32,898	Fate Therapeutics, Inc.*	2,981,546
260,772	Heron Therapeutics, Inc.*	4,527,002
219,587	Homology Medicines, Inc.*	2,667,982
504,499	ImmunoGen, Inc.*	3,597,078

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
253,526	Karyopharm Therapeutics, Inc.*	$3,861,201
46,131	Kodiak Sciences, Inc.*	5,826,807
132,825	Kura Oncology, Inc.*	3,978,109
50,586	Kymera Therapeutics, Inc.*	3,133,803
38,310	Madrigal Pharmaceuticals, Inc.*	4,549,696
155,894	Mersana Therapeutics, Inc.*	2,971,340
30,975	Mirati Therapeutics, Inc.*	6,360,097
89,141	NanoString Technologies, Inc.*	6,242,544
84,221	NeoGenomics, Inc.*	4,465,397
44,560	Nkarta, Inc.*	1,767,250
28,220	Novavax, Inc.*	6,234,927
9,575	Pacira BioSciences, Inc.*	632,716
97,023	PTC Therapeutics, Inc.*	5,609,870
210,600	Radius Health, Inc.*	3,938,220
102,698	RAPT Therapeutics, Inc.*	2,045,744
19,673	Reata Pharmaceuticals, Inc. Class A*	2,037,926
159,626	Revance Therapeutics, Inc.*	4,060,885
31,224	Revolution Medicines, Inc.*	1,315,779
131,528	Rhythm Pharmaceuticals, Inc.*	4,036,594
90,492	Rocket Pharmaceuticals, Inc.*	4,984,299
156,731	Syndax Pharmaceuticals, Inc.*	3,140,889
127,821	TCR2 Therapeutics, Inc.*	3,288,834
148,350	TG Therapeutics, Inc.*	7,160,854
216,231	Theravance Biopharma, Inc.*	4,030,546
53,331	Turning Point Therapeutics, Inc.*	6,692,507
46,583	Ultragenyx Pharmaceutical, Inc.*	6,455,938
105,697	Veracyte, Inc.*	5,993,020
94,364	Y-mAbs Therapeutics, Inc.*	3,964,232

		192,769,434

	Real Estate - 3.1%
205,818	Columbia Property Trust, Inc. REIT	2,799,125
34,332	Coresite Realty Corp. REIT	4,615,594
130,971	Corporate Office Properties Trust REIT	3,440,608
218,820	Essential Properties Realty Trust, Inc. REIT	4,555,832
362,406	Independence Realty Trust, Inc. REIT	4,812,752
141,444	JBG SMITH Properties REIT	4,223,518
32,807	PS Business Parks, Inc. REIT	4,465,689

		28,913,118

	Retailing - 2.7%
79,682	Floor & Decor Holdings, Inc. Class A*	7,336,322
143,161	Foot Locker, Inc.	6,273,315
19,905	Lithia Motors, Inc. Class A	6,343,325
60,386	Shutterstock, Inc.	3,924,486
5,889	Stamps.com, Inc.*	1,344,518

		25,221,966

	Semiconductors & Semiconductor Equipment - 4.6%
167,765	Axcelis Technologies, Inc.*	5,744,273
67,578	Cirrus Logic, Inc.*	6,331,383
74,187	Cohu, Inc.	3,017,927
50,492	First Solar, Inc.*	5,006,282
170,141	FormFactor, Inc.*	6,953,663
30,200	Lattice Semiconductor Corp.*	1,211,322
104,503	Power Integrations, Inc.	8,417,717
69,974	Synaptics, Inc.*	6,942,820

		43,625,387

	Software & Services - 15.6%
83,311	Alarm.com Holdings, Inc.*	7,741,258
76,804	Blackbaud, Inc.	5,106,698
30,391	CACI International, Inc. Class A*	7,330,917
55,353	Concentrix Corp.*	5,918,343
106,148	Digital Turbine, Inc.*	6,072,727
41,410	Everbridge, Inc.*	5,504,631

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
82,744	ExlService Holdings, Inc.*		$6,344,810
35,754	Five9, Inc.*		5,944,102
94,329	LiveRamp Holdings, Inc.*		7,141,649
53,992	Manhattan Associates, Inc.*		6,113,514
175,559	Medallia, Inc.*		7,285,698
105,646	Mimecast Ltd.*		4,549,117
21,849	Paylocity Holding Corp.*		4,095,814
155,218	Perficient, Inc.*		8,476,455
66,331	Q2 Holdings, Inc.*		8,489,705
107,422	Rapid7, Inc.*		9,326,378
220,501	Repay Holdings Corp.*		4,884,097
64,651	Science Applications International Corp.		6,208,435
108,137	Sprout Social, Inc. Class A*		7,137,042
249,627	SVMK, Inc.*		6,293,097
48,567	Varonis Systems, Inc.*		8,585,189
629,873	Verra Mobility Corp.*		8,062,374

			146,612,050

	Technology Hardware & Equipment - 2.8%
118,224	CTS Corp.		3,605,832
111,672	II-VI, Inc.*		9,388,265
76,330	Insight Enterprises, Inc.*		5,808,713
74,783	Lumentum Holdings, Inc.*		7,014,645

			25,817,455

	Telecommunication Services - 0.5%
77,786	ArcLight Clean Transition Corp. Class A*(1)		1,864,530
17,335	Bandwidth, Inc. Class A*		3,088,057

			4,952,587

	Transportation - 0.3%
179,279	Marten Transport Ltd.		2,841,572

	Total Common Stocks (cost $603,423,169)		$929,828,972

Short-Term Investments - 1.0%
	Repurchase Agreements - 0.2%
2,154,817	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $2,154,821; collateralized by U.S. Treasury Bond at 1.000%, maturing 02/15/2048, with a market value of $2,197,964		2,154,817

	Securities Lending Collateral - 0.8%
3,913,661	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		3,913,661
3,387,200	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		3,387,200

			7,300,861

	Total Short-Term Investments (cost $9,455,678)		$9,455,678

	Total Investments (cost $612,878,847)	100.1%	$939,284,650
	Other Assets and Liabilities	(0.1)%	(495,541)

	Total Net Assets	100.0%	$938,789,109

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$25,824,877	$25,824,877	$—	$—
Banks	21,604,628	21,604,628	—	—
Capital Goods	99,146,178	99,146,178	—	—
Commercial & Professional Services	32,780,469	32,780,469	—	—
Consumer Durables & Apparel	50,791,206	50,791,206	—	—
Consumer Services	31,933,418	31,933,418	—	—
Diversified Financials	13,487,118	13,487,118	—	—
Food & Staples Retailing	8,126,320	8,126,320	—	—
Food, Beverage & Tobacco	19,463,699	19,463,699	—	—
Health Care Equipment & Services	111,887,663	111,887,663	—	—
Household & Personal Products	4,295,075	4,295,075	—	—
Insurance	9,352,551	9,352,551	—	—
Materials	18,054,687	18,054,687	—	—
Media & Entertainment	12,327,514	12,327,514	—	—
Pharmaceuticals, Biotechnology & Life Sciences	192,769,434	192,769,434	—	—
Real Estate	28,913,118	28,913,118	—	—
Retailing	25,221,966	25,221,966	—	—
Semiconductors & Semiconductor Equipment	43,625,387	43,625,387	—	—
Software & Services	146,612,050	146,612,050	—	—
Technology Hardware & Equipment	25,817,455	25,817,455	—	—
Telecommunication Services	4,952,587	4,952,587	—	—
Transportation	2,841,572	2,841,572	—	—
Short-Term Investments	9,455,678	7,300,861	2,154,817	—

Total	$939,284,650	$937,129,833	$2,154,817	$—

(1) For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Quality Value Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 98.4%
	Banks - 12.1%
259,086	Bank of America Corp.	$	7,681,900
31,461	Bank of Nova Scotia		1,676,557
71,974	JP Morgan Chase & Co.		9,260,894
29,688	PNC Financial Services Group, Inc.		4,260,822

			22,880,173

	Capital Goods - 11.4%
9,137	Deere & Co.		2,638,766
21,822	Eaton Corp. plc		2,568,449
15,460	Honeywell International, Inc.		3,020,420
78,497	Johnson Controls International plc		3,910,721
8,275	Lockheed Martin Corp.		2,663,060
59,033	Raytheon Technologies Corp.		3,939,272
39,651	Westinghouse Air Brake Technologies Corp.		2,942,501

			21,683,189

	Commercial & Professional Services - 0.3%
4,338	Waste Management, Inc.		482,906

	Consumer Services - 2.6%
17,222	Hilton Worldwide Holdings, Inc.		1,746,138
15,539	McDonald’s Corp.		3,229,626

			4,975,764

	Diversified Financials - 2.7%
29,407	American Express Co.		3,418,858
1,054	BlackRock, Inc.		739,128
17,494	Charles Schwab Corp.		901,641

			5,059,627

	Energy - 6.5%
53,328	Chevron Corp.		4,543,546
50,251	EOG Resources, Inc.		2,560,791
54,730	Exxon Mobil Corp.		2,454,093
67,818	Total S.A. ADR		2,853,781

			12,412,211

	Food & Staples Retailing - 1.4%
37,980	Sysco Corp.		2,715,950

	Food, Beverage & Tobacco - 4.4%
17,927	Coca-Cola Co.		863,185
25,344	General Mills, Inc.		1,472,486
48,926	Mondelez International, Inc. Class A		2,712,458
41,391	Philip Morris International, Inc.		3,296,793

			8,344,922

	Health Care Equipment & Services - 7.4%
10,474	Becton Dickinson and Co.		2,741,989
21,529	Hill-Rom Holdings, Inc.		2,067,645
39,397	Koninklijke Philips N.V. ADR*		2,138,863
39,372	Medtronic plc		4,383,285
8,340	UnitedHealth Group, Inc.		2,782,057

			14,113,839

	Insurance - 7.4%
61,701	American International Group, Inc.		2,310,086
24,656	Chubb Ltd.		3,591,640
20,705	Marsh & McLennan Cos., Inc.		2,275,687
39,336	MetLife, Inc.		1,894,028
38,630	Principal Financial Group, Inc.		1,903,300
26,873	Prudential Financial, Inc.		2,103,618

			14,078,359

	Materials - 4.0%
26,562	Celanese Corp.		3,244,548
17,489	FMC Corp.		1,893,884

Hartford Quality Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
18,047	PPG Industries, Inc.	$2,431,112

		7,569,544

	Media & Entertainment - 2.4%
89,995	Comcast Corp. Class A	4,461,052

	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
44,004	AstraZeneca plc ADR	2,226,602
30,588	Merck & Co., Inc.	2,357,417
21,640	Novartis AG ADR	1,957,771
135,842	Pfizer, Inc.	4,876,728

		11,418,518

	Real Estate - 4.1%
6,904	American Tower Corp. REIT	1,569,693
137,954	Host Hotels & Resorts, Inc. REIT	1,869,277
8,333	Public Storage REIT	1,896,757
96,670	VICI Properties, Inc. REIT	2,443,818

		7,779,545

	Retailing - 5.0%
571,800	Allstar Co.(1)(2)	709,032
16,261	Lowe’s Cos., Inc.	2,713,148
19,616	Target Corp.	3,553,831
39,711	TJX Cos., Inc.	2,543,092

		9,519,103

	Semiconductors & Semiconductor Equipment - 7.0%
9,106	Broadcom, Inc.	4,102,253
46,306	Intel Corp.	2,570,446
8,148	KLA Corp.	2,282,011
9,087	QUALCOMM, Inc.	1,420,116
17,930	Texas Instruments, Inc.	2,970,822

		13,345,648

	Software & Services - 2.4%
11,080	Accenture plc Class A	2,680,473
15,244	International Business Machines Corp.	1,815,713

		4,496,186

	Technology Hardware & Equipment - 1.6%
68,789	Cisco Systems, Inc.	3,066,614

	Telecommunication Services - 3.1%
108,455	Verizon Communications, Inc.	5,937,911

	Transportation - 1.1%
15,950	J.B. Hunt Transport Services, Inc.	2,147,827

	Utilities - 5.5%
43,730	Alliant Energy Corp.	2,127,464
40,465	Avangrid, Inc.	1,872,316
28,156	Dominion Energy, Inc.	2,052,291
26,621	Eversource Energy	2,329,337
16,579	Sempra Energy	2,051,817

		10,433,225

	Total Common Stocks (cost $161,224,388)	$186,922,113

Short-Term Investments - 1.1%
	Repurchase Agreements - 1.1%
2,052,735	Fixed Income Clearing Corp. Repurchase Agreement dated 01/29/2021 at 0.020%, due on 02/01/2021 with a maturity value of $2,052,738; collateralized by U.S. Treasury Bond at 1.000%, maturing 02/15/2048, with a market value of $2,093,834	2,052,735

	Total Short-Term Investments (cost $2,052,735)	$2,052,735

Hartford Quality Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $163,277,123)	99.5%	$188,974,848
Other Assets and Liabilities	0.5%	1,037,193

Total Net Assets	100.0%	$190,012,041

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of this security was $709,032, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $709,032 or 0.4% of net assets.

Period Acquired	Security Name	Shares/Par Value	Total Cost	Market Value
08/2011	Allstar Co.	571,800	$ 248,744	$ 709,032

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Quality Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$22,880,173	$22,880,173	$—	$—
Capital Goods	21,683,189	21,683,189	—	—
Commercial & Professional Services	482,906	482,906	—	—
Consumer Services	4,975,764	4,975,764	—	—
Diversified Financials	5,059,627	5,059,627	—	—
Energy	12,412,211	12,412,211	—	—
Food & Staples Retailing	2,715,950	2,715,950	—	—
Food, Beverage & Tobacco	8,344,922	8,344,922	—	—
Health Care Equipment & Services	14,113,839	14,113,839	—	—
Insurance	14,078,359	14,078,359	—	—
Materials	7,569,544	7,569,544	—	—
Media & Entertainment	4,461,052	4,461,052	—	—
Pharmaceuticals, Biotechnology & Life Sciences	11,418,518	11,418,518	—	—
Real Estate	7,779,545	7,779,545	—	—
Retailing	9,519,103	8,810,071	709,032	—
Semiconductors & Semiconductor Equipment	13,345,648	13,345,648	—	—
Software & Services	4,496,186	4,496,186	—	—
Technology Hardware & Equipment	3,066,614	3,066,614	—	—
Telecommunication Services	5,937,911	5,937,911	—	—
Transportation	2,147,827	2,147,827	—	—
Utilities	10,433,225	10,433,225	—	—
Short-Term Investments	2,052,735	—	2,052,735	—

Total	$188,974,848	$186,213,081	$2,761,767	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Schroders China A Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 87.5%
	Automobiles & Components - 2.8%
25,800	Huayu Automotive Systems Co., Ltd. Class A	$118,613
6,900	Keboda Technology Co., Ltd.	79,100
11,127	Streamax Technology Co., Ltd.	87,708
400	Streamax Technology Co., Ltd. Class A	3,152

		288,573

	Banks - 4.7%
44,200	China Merchants Bank Co., Ltd. Class A	348,420
39,400	Industrial Bank Co., Ltd. Class A	140,557

		488,977

	Capital Goods - 12.7%
18,897	Eve Energy Co., Ltd. Class A	310,017
30,400	Hongfa Technology Co., Ltd. Class A	259,341
4,308	Jiangsu Hengli Hydraulic Co., Ltd. Class A	77,890
4,600	Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	24,619
7,800	Shenzhen Inovance Technology Co., Ltd. Class A	114,577
46,300	Weichai Power Co., Ltd. Class A	151,026
203,800	XCMG Construction Machinery Co., Ltd. Class A	168,621
18,500	Xuji Electric Co., Ltd. Class A	37,237
48,800	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	172,704

		1,316,032

	Consumer Durables & Apparel - 9.5%
11,582	Huizhou Desay Sv Automotive Co., Ltd. Class A	200,449
27,800	Midea Group Co., Ltd. Class A	413,153
16,091	Oppein Home Group, Inc. Class A	371,651

		985,253

	Diversified Financials - 1.1%
6,200	Hithink RoyalFlush Information Network Co., Ltd. Class A	113,342

	Food, Beverage & Tobacco - 7.3%
18,808	Anhui Kouzi Distillery Co., Ltd. Class A	185,548
25,300	Chacha Food Co., Ltd. Class A	243,362
700	Kweichow Moutai Co., Ltd. Class A	228,769
11,400	Toly Bread Co., Ltd. Class A	98,248

		755,927

	Health Care Equipment & Services - 1.4%
43,800	Shanghai Kinetic Medical Co., Ltd. Class A	84,685
26,000	Winning Health Technology Group Co., Ltd. Class A	60,985

		145,670

	Household & Personal Products - 2.3%
27,500	C&S Paper Co., Ltd. Class A	99,563
29,700	Opple Lighting Co., Ltd. Class A	141,236

		240,799

	Insurance - 6.5%
54,700	Ping An Insurance Group Co., of China Ltd. Class A	667,595

	Materials - 15.6%
74,500	China Jushi Co., Ltd. Class A	258,740
47,264	Chongqing Zaisheng Technology Co., Ltd. Class A	83,311
44,100	Citic Pacific Special Steel Group Co., Ltd. Class A	190,055
37,480	Hengli Petrochemical Co., Ltd. Class A	223,180
39,500	Lomon Billions Group Co., Ltd. Class A	242,428
32,200	Shandong Sinocera Functional Material Co., Ltd. Class A	238,330
23,100	Shenzhen YUTO Packaging Technology Co., Ltd. Class A	117,183
5,260	Skshu Paint Co., Ltd. Class A	120,493
8,200	Wanhua Chemical Group Co., Ltd. Class A	141,342

		1,615,062

	Media & Entertainment - 2.3%
19,400	Mango Excellent Media Co., Ltd. Class A	242,642

Hartford Schroders China A Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
8,480	Jiangsu Hengrui Medicine Co., Ltd. Class A	$135,702
22,889	Livzon Pharmaceutical Group, Inc. Class A	125,562
4,800	WuXi AppTec Co., Ltd. Class A	123,172

		384,436

	Real Estate - 1.7%
84,200	Poly Developments and Holdings Group Co., Ltd. Class A	179,356

	Software & Services - 2.6%
16,600	Beijing Sinnet Technology Co., Ltd. Class A	42,009
23,000	Venustech Group, Inc. Class A	117,474
12,900	Wondershare Technology Group Co., Ltd. Class A	108,473

		267,956

	Technology Hardware & Equipment - 11.9%
28,600	GoerTek, Inc. Class A	145,847
5,300	Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	111,680
5,700	Quectel Wireless Solutions Co., Ltd. Class A	187,631
40,100	Shenzhen Sunlord Electronics Co., Ltd. Class A	189,359
30,380	Unisplendour Corp. Ltd. Class A	96,424
7,350	Wuhan Raycus Fiber Laser Technologies Co., Ltd. Class A	104,248
30,600	WUS Printed Circuit Kunshan Co., Ltd. Class A	80,846
13,600	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	187,412
7,900	Xiamen Faratronic Co., Ltd. Class A	123,928

		1,227,375

	Transportation - 1.4%
9,400	SF Holding Co., Ltd. Class A	143,536

	Total Common Stocks (cost $6,357,000)	$9,062,531

Warrants - 8.5%
	Consumer Durables & Apparel - 3.1%
912	Beijing Roborock Technology Co., Ltd.*	170,516
7,700	Qingdao Richen Food Co., Ltd.*	94,625
6,400	Shanghai Milkground Food Tech Co., Ltd.*	61,664

		326,805

	Diversified Financials - 1.2%
9,800	Qingdao Haier Biomedical Co., Ltd.*	119,906

	Materials - 1.7%
26,252	Chongqing Zaisheng Technology Corp. Ltd. Expires 04/30/2021*	46,413
1,221	Micro-Tech Nanjing Co., Ltd.*	33,624
14,100	Sinoseal Holding Co., Ltd.*	93,596

		173,633

	Semiconductors & Semiconductor Equipment - 0.8%
3,200	Wuxi NCE Power Co., Ltd.*	85,478

	Technology Hardware & Equipment - 1.7%
2,850	Gongniu Group Co., Ltd.*	95,984
5,100	Wuxi Xinje Electric Co., Ltd.*	80,988

		176,972

	Total Warrants (cost $682,592)	$882,794

	Total Long-Term Investments (cost $7,039,592)	$9,945,325

Short-Term Investments - 4.2%
	Other Investment Pools & Funds - 4.2%
430,238	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)	430,238

	Total Short-Term Investments (cost $430,238)	$430,238

Hartford Schroders China A Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $7,469,830)	100.2%	$10,375,563
Other Assets and Liabilities	(0.2)%	(20,111)

Total Net Assets	100.0%	$10,355,452

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Schroders China A Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$288,573	$—	$288,573	$—
Banks	488,977	—	488,977	—
Capital Goods	1,316,032	—	1,316,032	—
Consumer Durables & Apparel	985,253	—	985,253	—
Diversified Financials	113,342	—	113,342	—
Food, Beverage & Tobacco	755,927	—	755,927	—
Health Care Equipment & Services	145,670	—	145,670	—
Household & Personal Products	240,799	—	240,799	—
Insurance	667,595	—	667,595	—
Materials	1,615,062	—	1,615,062	—
Media & Entertainment	242,642	—	242,642	—
Pharmaceuticals, Biotechnology & Life Sciences	384,436	—	384,436	—
Real Estate	179,356	—	179,356	—
Software & Services	267,956	—	267,956	—
Technology Hardware & Equipment	1,227,375	—	1,227,375	—
Transportation	143,536	—	143,536	—
Warrants	882,794	882,794	—	—
Short-Term Investments	430,238	430,238	—	—

Total	$10,375,563	$1,313,032	$9,062,531	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Argentina - 0.5%
15,401	MercadoLibre, Inc.*	$27,406,233

	Brazil - 7.1%
3,529,335	B3 S.A. - Brasil Bolsa Balcao	38,574,082
4,364,843	Duratex S.A.	15,851,415
7,356,014	Equatorial Energia S.A.	30,276,974
20,437,815	Itau Unibanco Holding S.A. ADR	106,685,394
3,167,929	Klabin S.A.	16,269,840
489,541	Lojas Americanas S.A.	2,155,398
5,762,738	Lojas Renner S.A.	43,678,171
622,224	Pagseguro Digital Ltd. Class A*	30,457,865
7,460,892	Raia Drogasil S.A.	33,981,326
3,460,596	Vale S.A. ADR	55,888,625
1,840,087	WEG S.A.	28,179,422
1,198,354	YDUQS Participacoes S.A.	7,348,170
		409,346,682
	Cayman Islands - 1.0%
162,100	Kuaishou Technology Co., Ltd.*	2,428,575
3,860,500	Wuxi Biologics Cayman, Inc.*(1)	54,054,415
		56,482,990
	Chile - 0.5%
1,397,633	Banco Santander Chile ADR	28,218,210

	China - 31.1%
150,582	51job, Inc. ADR*	9,917,331
741,500	Alibaba Group Holding Ltd.*	23,531,134
1,011,603	Alibaba Group Holding Ltd. ADR*	256,775,189
6,123,479	Centre Testing International Group Co., Ltd. Class A	27,875,270
17,353,000	China Mengniu Dairy Co., Ltd.	103,197,439
10,033,600	China Pacific Insurance Group Co., Ltd. Class H	41,326,045
2,481,600	ENN Energy Holdings Ltd.	38,272,278
2,193,640	JD.com, Inc. ADR*	194,553,932
275,850	JD.com, Inc. Class A*	12,232,802
7,497,500	Li Ning Co., Ltd.	46,707,957
8,046,656	Midea Group Co., Ltd. Class A	119,586,263
182,224	New Oriental Education & Technology Group, Inc. ADR*	30,522,520
1,674,812	Oppein Home Group, Inc. Class A	38,682,862
55,224,000	PICC Property & Casualty Co., Ltd. Class H	40,115,149
10,171,000	Ping An Insurance Group Co., of China Ltd. Class H	119,791,794
3,777,900	Shenzhou International Group Holdings Ltd.	73,674,726
5,108,300	Tencent Holdings Ltd.	455,166,253
2,175,851	Tencent Music Entertainment Group ADR*	57,877,637
4,631,900	Weichai Power Co., Ltd. Class A	15,108,812
7,507,000	Weichai Power Co., Ltd. Class H	22,140,703
628,144	Yum China Holdings, Inc.	35,630,383
1,755,787	Zhejiang Supor Co., Ltd. Class A	21,604,558
		1,784,291,037
	Colombia - 0.1%
178,610	Bancolombia S.A. ADR	6,285,286

	Egypt - 0.3%
4,034,201	Commercial International Bank Egypt S.A.E. GDR	15,911,748

	Greece - 0.2%
888,574	Hellenic Telecommunications Organization S.A.	12,915,991

	Hong Kong - 3.0%
8,001,800	AIA Group Ltd.	96,475,672
6,248,000	China Resources Beer Holdings Co., Ltd.	55,087,450
6,987,000	Hang Lung Properties Ltd.	18,567,300
		170,130,422
	Hungary - 1.3%
1,024,949	OTP Bank Nyrt*	46,733,344

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,046,945	Richter Gedeon Nyrt	$29,491,902
		76,225,246
	India - 4.6%
4,041,922	Bharti Airtel Ltd.	30,609,717
3,304,761	HDFC Bank Ltd.*	63,066,682
11,726,345	ICICI Bank Ltd.*	86,674,851
859,063	Reliance Industries Ltd.	21,619,089
1,397,674	Tata Consultancy Services Ltd.	59,466,399
		261,436,738
	Indonesia - 0.3%
20,688,400	Bank Mandiri Persero Tbk PT	9,679,086
34,451,200	Bank Rakyat Indonesia Persero Tbk PT	10,213,639
		19,892,725
	Luxembourg - 0.3%
746,189	Ternium S.A. ADR*	19,736,699

	Mexico - 1.1%
2,535,530	Cemex S.A.B. de C.V. ADR*	14,528,587
8,274,211	Cemex S.A.B. de C.V.*	4,754,876
8,829,693	Grupo Financiero Banorte S.A.B. de C.V. Class O*	43,978,324
		63,261,787
	Pakistan - 0.1%
3,442,700	Habib Bank Ltd.	3,056,881
2,668,800	United Bank Ltd.	2,279,876
		5,336,757
	Poland - 0.5%
565,394	KGHM Polska Miedz S.A.*	28,457,791
317,272	Powszechna Kasa Oszczednosci Bank Polski S.A.*	2,449,674
		30,907,465
	Russia - 5.0%
779,552	LUKOIL PJSC ADR	55,315,508
190,214	Magnit PJSC	12,395,947
398,251	Novatek PJSC GDR	66,455,717
105,632	Polyus PJSC*	20,159,508
74,118	Polyus PJSC GDR	6,985,642
4,611,886	Rosneft Oil Co. PJSC	29,046,377
4,737,234	Sberbank of Russia PJSC ADR	64,814,679
347,743	X5 Retail Group N.V. GDR	12,260,542
339,045	Yandex N.V. Class A*	21,237,779
		288,671,699
	Singapore - 0.4%
101,355	Sea Ltd. ADR*	21,964,642

	South Africa - 5.2%
2,191,023	Aspen Pharmacare Holdings Ltd.*	20,683,562
2,436,804	AVI Ltd.	12,170,326
24,003,361	FirstRand Ltd.	75,388,612
1,854,972	Foschini Group Ltd.*	12,517,810
4,189,202	Impala Platinum Holdings Ltd.	56,573,276
1,900,746	MultiChoice Group Ltd.	16,186,585
445,039	Naspers Ltd. Class N	102,950,514
		296,470,685
	South Korea - 17.0%
1,013,503	Hana Financial Group, Inc.	29,548,085
240,240	Hyundai Mobis Co., Ltd.	68,081,384
77,478	Korea Zinc Co., Ltd.	27,955,997
79,967	LG Chem Ltd.	65,225,315
177,441	LG Electronics, Inc.	24,224,855
277,452	NAVER Corp.	84,659,233
8,149	NCSoft Corp.	6,904,239
4,122,535	Samsung Electronics Co., Ltd.	301,386,025

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
182,741	Samsung Fire & Marine Insurance Co., Ltd.		$27,431,432
117,667	Samsung SDI Co., Ltd.		76,871,932
2,193,082	SK Hynix, Inc.		239,441,804
76,690	SK Materials Co., Ltd.		21,080,969
			972,811,270
	Taiwan - 14.3%
2,708,000	Accton Technology Corp.		25,994,411
13,752,036	ASE Technology Holding, Co., Ltd.		45,284,240
40,239,000	CTBC Financial Holding Co., Ltd.		27,260,224
4,408,000	Delta Electronics, Inc.		44,369,011
26,070,000	Hon Hai Precision Industry Co., Ltd.		103,683,121
2,256,000	MediaTek, Inc.		70,463,112
21,880,139	Taiwan Semiconductor Manufacturing Co., Ltd.		462,401,550
9,487,000	Uni-President Enterprises Corp.		23,029,092
4,139,000	Zhen Ding Technology Holding Ltd.		16,789,259
			819,274,020
	Thailand - 0.3%
4,191,600	Kasikornbank PCL NVDR		17,697,438

	Turkey - 1.4%
1,986,867	BIM Birlesik Magazalar A.S.		19,553,387
7,199,768	KOC Holding AS		19,715,898
30,428,545	Turkiye Garanti Bankasi AS*		38,544,518
			77,813,803
	United Arab Emirates - 0.6%
33,322,581	Emaar Properties PJSC*		34,387,309

	United Kingdom - 0.4%
3,275,726	Avast plc(1)		21,120,968

	Total Common Stocks (cost $3,367,839,398)		$5,537,997,850
Preferred Stocks - 0.7%
	Brazil - 0.7%
9,723,128	Gerdau S.A.		41,317,163

	Total Preferred Stocks (cost $41,714,638)		$41,317,163

	Total Long-Term Investments (cost $3,409,554,036)		$5,579,315,013
Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.9%
162,761,812	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)		162,761,812

	Total Short-Term Investments (cost $162,761,812)		$162,761,812

	Total Investments (cost $3,572,315,848)	100.2%	$5,742,076,825
	Other Assets and Liabilities	(0.2)%	(9,380,678)

	Total Net Assets	100.0%	$5,732,696,147

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $75,175,383, representing 1.3% of net assets.

(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$27,406,233	$27,406,233	$—	$—
Brazil	409,346,682	409,346,682	—	—
Cayman Islands	56,482,990	2,428,575	54,054,415	—
Chile	28,218,210	28,218,210	—	—
China	1,784,291,037	576,129,839	1,208,161,198	—
Colombia	6,285,286	6,285,286	—	—
Egypt	15,911,748	—	15,911,748	—
Greece	12,915,991	—	12,915,991	—
Hong Kong	170,130,422	—	170,130,422	—
Hungary	76,225,246	—	76,225,246	—
India	261,436,738	—	261,436,738	—
Indonesia	19,892,725	—	19,892,725	—
Luxembourg	19,736,699	19,736,699	—	—
Mexico	63,261,787	63,261,787	—	—
Pakistan	5,336,757	5,336,757	—	—
Poland	30,907,465	—	30,907,465	—
Russia	288,671,699	36,830,377	251,841,322	—
Singapore	21,964,642	21,964,642	—	—
South Africa	296,470,685	12,170,326	284,300,359	—
South Korea	972,811,270	—	972,811,270	—
Taiwan	819,274,020	—	819,274,020	—
Thailand	17,697,438	—	17,697,438	—
Turkey	77,813,803	—	77,813,803	—
United Arab Emirates	34,387,309	—	34,387,309	—
United Kingdom	21,120,968	—	21,120,968	—
Preferred Stocks	41,317,163	41,317,163	—	—
Short-Term Investments	162,761,812	162,761,812	—	—

Total	$5,742,076,825	$1,413,194,388	$4,328,882,437	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 45.4%
	Argentina - 1.5%
	YPF Energia Electrica S.A.
$ 237,000	10.00%, 07/25/2026(1)	$185,452
	YPF S.A.
400,000	8.50%, 07/28/2025(2)	275,000
700,000	8.50%, 06/27/2029(1)	434,000

		894,452

	Brazil - 0.4%
	Banco do Brasil S.A.
210,000	9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(1)(3)(4)	235,375

	British Virgin Islands - 1.9%
	China Great Wall International Holdings Ltd.
380,000	3.88%, 08/31/2027(2)	419,661
	China Railway Xunjie Co., Ltd.
285,000	3.25%, 07/28/2026(2)	304,562
	Greenland Global Investment Ltd.
200,000	5.88%, 07/03/2024(2)	174,708
	Rongshi International Finance Ltd.
200,000	3.63%, 05/04/2027(2)	217,766

		1,116,697

	Canada - 1.3%
	Canacol Energy Ltd.
290,000	7.25%, 05/03/2025(1)	308,128
	First Quantum Minerals Ltd.
200,000	7.25%, 04/01/2023(1)	204,276
	MEGlobal Canada ULC
200,000	5.88%, 05/18/2030(1)	248,400

		760,804

	Cayman Islands - 4.0%
	Baidu, Inc.
340,000	4.38%, 05/14/2024	374,600
	Central China Real Estate Ltd.
300,000	7.25%, 04/24/2023(2)	299,603
	CIFI Holdings Group Co., Ltd.
200,000	6.45%, 11/07/2024(2)	214,100
	CSN Islands Corp.
370,000	6.75%, 01/28/2028(1)	398,268
	Dar Al-Arkan Sukuk Co., Ltd.
200,000	6.75%, 02/15/2025(2)	199,754
	MAF Sukuk Ltd.
340,000	4.64%, 05/14/2029(2)	386,770
	Meituan
305,000	3.05%, 10/28/2030(1)	316,992
	Tencent Holdings Ltd.
200,000	2.39%, 06/03/2030(1)	201,804

		2,391,891

	Chile - 1.6%
	AES Gener S.A.
290,000	7.13%, 03/26/2079, (7.13% fixed rate until 04/07/2024; 5 year USD Swap + 4.644% thereafter)(1)(4)	318,637
	Chile Electricity PEC S.p.A.
200,000	0.00%, 01/25/2028(1)	165,000
	Empresa de los Ferrocarriles del Estado
200,000	3.07%, 08/18/2050(1)	183,730
	Empresa Electrica Cochrane S.p.A.
288,896	5.50%, 05/14/2027(1)(5)	306,381

		973,748

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Colombia - 1.0%
	Ecopetrol S.A.
$ 485,000	6.88%, 04/29/2030	$603,825

	Hong Kong - 1.1%
	Beijing State-Owned Assets Management Hong Kong Co., Ltd.
200,000	4.13%, 05/26/2025(2)	214,924
	Lenovo Group Ltd.
200,000	3.42%, 11/02/2030(1)	212,855
	Xiaomi Best Time International Ltd.
230,000	3.38%, 04/29/2030(1)	237,742

		665,521

	India - 0.7%
	Adani Ports & Special Economic Zone Ltd.
200,000	4.38%, 07/03/2029(1)	219,033
	ReNew Power Pvt Ltd.
200,000	5.88%, 03/05/2027(1)	211,854

		430,887

	Indonesia - 4.3%
	Bukit Makmur Mandiri Utama PT
200,000	7.75%, 02/10/2026(1)	196,604
	Indonesia Asahan Aluminium Persero PT
280,000	5.45%, 05/15/2030(1)	329,946
200,000	5.80%, 05/15/2050(1)	242,750
250,000	6.76%, 11/15/2048(1)	334,797
	Pelabuhan Indonesia PT
270,000	5.38%, 05/05/2045(1)	324,000
	Pertamina Persero PT
360,000	6.00%, 05/03/2042(1)(5)	456,209
	Perusahaan Listrik Negara PT
400,000	5.25%, 10/24/2042(1)	463,300
200,000	5.25%, 05/15/2047(1)	233,662

		2,581,268

	Jersey - 0.3%
	Galaxy Pipeline Assets Bidco Ltd.
200,000	2.63%, 03/31/2036(1)	201,923

	Kazakhstan - 0.9%
	KazMunayGas National Co. JSC
485,000	3.50%, 04/14/2033(1)	522,956

	Luxembourg - 3.0%
	Aegea Finance S.a.r.l.
200,000	5.75%, 10/10/2024(1)	209,400
	Amaggi Luxembourg International Sarl
200,000	5.25%, 01/28/2028(1)	203,116
	FEL Energy VI Sarl
300,000	5.75%, 12/01/2040(1)	312,150
	Kenbourne Invest S.A.
200,000	4.70%, 01/22/2028(1)	201,560
	Puma International Financing S.A.
200,000	5.00%, 01/24/2026(1)	192,500
	Simpar Europe S.A.
200,000	5.20%, 01/26/2031(1)	200,580
	Unigel Luxembourg S.A.
470,000	8.75%, 10/01/2026(1)	498,562

		1,817,868

	Malaysia - 0.4%
	Petronas Capital Ltd.
220,000	3.50%, 04/21/2030(1)	247,775

	Mauritius - 0.4%
	India Green Energy Holdings
250,000	5.38%, 04/29/2024(1)	263,178

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Mexico - 10.6%
	Alpha Holding S.A. de C.V.
$ 260,000	10.00%, 12/19/2022(1)	$209,953
	Banco Mercantil del Norte S.A.
200,000	7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 year CMT + 5.353% thereafter)(1)(3)(4)	220,000
	BBVA Bancomer S.A.
300,000	5.88%, 09/13/2034, (5.88% fixed rate until 09/13/2029; 5 year USD CMT + 4.308% thereafter)(1)(4)	336,000
	Cemex S.A.B. de C.V.
200,000	3.88%, 07/11/2031(1)	200,300
200,000	7.38%, 06/05/2027(1)	225,700
	Cometa Energia S.A. de C.V.
224,880	6.38%, 04/24/2035(1)	263,447
	Docuformas SAPI de C.V.
200,000	10.25%, 07/24/2024(1)	182,752
	Grupo Televisa S.A.B.
MXN 31,610,000	7.25%, 05/14/2043	1,187,052
	Infraestructura Energetica Nova S.A.B. de C.V.
$ 200,000	4.88%, 01/14/2048(1)	214,750
	Petroleos Mexicanos
130,000	3.50%, 01/30/2023	131,885
605,000	6.49%, 01/23/2027	622,394
1,360,000	6.50%, 01/23/2029	1,355,104
470,000	7.69%, 01/23/2050	444,375
	Sixsigma Networks Mexico S.A. de C.V.
350,000	7.50%, 05/02/2025(1)	313,250
	Total Play Telecomunicaciones S.A. de C.V.
200,000	7.50%, 11/12/2025(1)	197,620
	Trust Fibra Uno
230,000	6.39%, 01/15/2050(1)	269,330

		6,373,912

	Mult - 0.3%
	Mongolian Mining Corp. / Energy Resources LLC
220,000	9.25%, 04/15/2024(1)(5)	202,443

	Netherlands - 3.4%
	Braskem Netherlands Finance B.V.
330,000	5.88%, 01/31/2050(1)	336,352
200,000	8.50%, 01/23/2081, (8.50% fixed rate until 10/24/2025; 5 year USD CMT + 8.220%thereafter)(1)(4)	221,002
	CIMPOR Financial Operations B.V.
200,000	5.75%, 07/17/2024(1)	172,800
	Petrobras Global Finance B.V.
270,000	6.75%, 06/03/2050	315,924
230,000	6.90%, 03/19/2049	274,802
	SABIC Capital B.V.
200,000	2.15%, 09/14/2030(2)	198,250
	Teva Pharmaceutical Finance Netherlands B.V.
330,000	3.15%, 10/01/2026	314,804
	VEON Holdings B.V.
200,000	3.38%, 11/25/2027(1)	205,100

		2,039,034

	Panama - 1.0%
	AES Panama Generation Holdings SRL
200,000	4.38%, 05/31/2030(1)	215,146
	Banistmo S.A.
358,000	4.25%, 07/31/2027(1)	379,480

		594,626

	Peru - 1.0%
	Banco BBVA Peru S.A.
270,000	5.25%, 09/22/2029, (5.25% fixed rate until 09/22/2024; 5 year USD CMT + 2.750% thereafter)(1)(4)	294,300

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Banco Internacional del Peru SAA
$ 300,000	4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 1 year USD CMT + 3.711% thereafter)(1)(4)	$309,750

		604,050

	South Korea - 0.3%
	Korea East-West Power Co., Ltd.
200,000	1.75%, 05/06/2025(1)	207,782

	Spain - 0.9%
	AI Candelaria Spain SLU
445,000	7.50%, 12/15/2028(1)	511,345

	Thailand - 1.0%
	Siam Commercial Bank PCL
340,000	4.40%, 02/11/2029(2)	396,025
	Thaioil Treasury Center Co., Ltd.
200,000	3.75%, 06/18/2050(1)	195,989

		592,014

	Turkey - 0.4%
	Ulker Biskuvi Sanayi AS
200,000	6.95%, 10/30/2025(1)	217,000

	United Arab Emirates - 0.4%
	Kuwait Projects Co. SPC Ltd.
200,000	4.23%, 10/29/2026(2)	208,772

	United Kingdom - 2.3%
	Gazprom PJSC via Gaz Finance plc
310,000	3.25%, 02/25/2030(1)	313,267
305,000	4.60%, 10/26/2025, (4.60% fixed rate until 10/26/2025; 5 year USD CMT thereafter)(1)(3)(4)	313,909
	MARB BondCo plc
300,000	3.95%, 01/29/2031(1)	298,500
	NAK Naftogaz Ukraine via Kondor Finance plc
250,000	7.63%, 11/08/2026(1)	254,225
	Vedanta Resources plc
200,000	6.38%, 07/30/2022(1)	181,200

		1,361,101

	United States - 1.0%
	DAE Funding LLC
200,000	3.38%, 03/20/2028(1)	205,750
	Periama Holdings LLC
200,000	5.95%, 04/19/2026(2)	211,800
	SASOL Financing USA LLC
200,000	5.88%, 03/27/2024	210,500

		628,050

	Total Corporate Bonds (cost $26,170,547)	$27,248,297

Foreign Government Obligations - 53.8%
	Argentina - 1.5%
	Provincia de Cordoba
1,211,291	7.13%, 12/10/2025(1)(6)	896,355

	Azerbaijan - 1.0%
	Republic of Azerbaijan International Bond
400,000	3.50%, 09/01/2032(1)	420,000
150,000	5.13%, 09/01/2029(1)	168,164

		588,164

	Bahrain - 0.7%
	Bahrain Government International Bond
390,000	7.38%, 05/14/2030(1)	451,464

	Belarus - 0.5%
	Republic of Belarus International Bond
310,000	6.88%, 02/28/2023(1)	322,363

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Brazil - 4.6%
	Brazil Notas do Tesouro Nacional
BRL 1,146,000	10.00%, 01/01/2025	$236,058
7,458,000	10.00%, 01/01/2027	1,561,897
	Brazilian Government International Bond
$ 380,000	3.88%, 06/12/2030	390,925
200,000	4.75%, 01/14/2050	199,750
	Prumo Participacoes e Investimentos S.A
332,680	7.50%, 12/31/2031(1)	372,602

		2,761,232

	Cameroon - 0.5%
	Republic of Cameroon International Bond
290,000	9.50%, 11/19/2025(1)	328,802

	Colombia - 2.0%
	Colombia Government International Bond
COP 1,829,000,000	4.38%, 03/21/2023	523,311
1,943,000,000	9.85%, 06/28/2027	703,235

		1,226,546

	Dominican Republic - 0.9%
	Dominican Republic International Bond
$ 470,000	6.88%, 01/29/2026(1)	555,540

	Ecuador - 0.4%
	Ecuador Government International Bond
520,000	0.50%, 07/31/2040(1)(6)	226,200

	Egypt - 1.9%
	Egypt Government International Bond
200,000	4.55%, 11/20/2023(1)	207,558
200,000	7.50%, 01/31/2027(1)	231,250
230,000	7.63%, 05/29/2032(1)	254,748
400,000	8.70%, 03/01/2049(1)	445,000

		1,138,556

	Ghana - 0.7%
	Ghana Government International Bond
230,000	7.88%, 02/11/2035(1)	232,300
200,000	8.63%, 06/16/2049(1)	200,740

		433,040

	Guatemala - 0.6%
	Guatemala Government Bond
290,000	5.38%, 04/24/2032(1)	343,650

	Hungary - 1.5%
	Hungary Government Bond
HUF 132,600,000	2.75%, 12/22/2026	481,488
43,760,000	3.00%, 06/26/2024	158,327
62,030,000	6.00%, 11/24/2023	240,952

		880,767

	Indonesia - 4.5%
	Indonesia Treasury Bond
IDR 1,345,000,000	7.00%, 05/15/2022	99,118
7,254,000,000	7.00%, 05/15/2027	547,385
2,146,000,000	7.50%, 08/15/2032	161,946
7,194,000,000	8.25%, 06/15/2032	572,684
6,523,000,000	8.75%, 05/15/2031	540,251
9,581,000,000	9.00%, 03/15/2029	796,876

		2,718,260

	Ivory Coast - 1.0%
	Ivory Coast Government International Bond
EUR 460,000	6.63%, 03/22/2048(1)	605,147

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Jamaica - 0.4%
	Jamaica Government International Bond
$ 210,000	6.75%, 04/28/2028	$251,160

	Jordan - 0.4%
	Jordan Government International Bond
200,000	5.75%, 01/31/2027(1)	220,500

	Kenya - 0.8%
	Kenya Government International Bond
200,000	8.00%, 05/22/2032(1)	230,734
200,000	8.25%, 02/28/2048(1)	226,732

		457,466

	Kuwait - 0.4%
	Kuwait International Government Bond
200,000	3.50%, 03/20/2027(1)	226,008

	Malaysia - 2.8%
	Malaysia Government Bond
MYR 1,440,000	3.48%, 06/14/2024	373,460
4,800,000	3.90%, 11/30/2026	1,288,939

		1,662,399

	Mexico - 2.6%
	Mexican Bonos
MXN 11,300,000	7.50%, 06/03/2027	630,262
5,300,000	7.75%, 05/29/2031	302,417
5,733,900	7.75%, 11/13/2042	317,766
5,000,000	8.50%, 11/18/2038	297,941

		1,548,386

	Morocco - 1.0%
	Morocco Government International Bond
$ 200,000	2.38%, 12/15/2027(1)	200,750
200,000	3.00%, 12/15/2032(1)	201,452
200,000	4.00%, 12/15/2050(1)(5)	203,800

		606,002

	Nigeria - 1.1%
	Nigeria Government International Bond
200,000	7.14%, 02/23/2030(1)(5)	214,500
200,000	7.70%, 02/23/2038(1)	210,530
200,000	7.88%, 02/16/2032(1)	218,768

		643,798

	Oman - 1.6%
	Oman Government International Bond
200,000	6.25%, 01/25/2031(1)(5)	212,007
240,000	6.75%, 10/28/2027(1)	265,262
232,000	7.00%, 01/25/2051(1)(5)	234,459
240,000	7.38%, 10/28/2032(1)	272,163

		983,891

	Panama - 0.4%
	Panama Government International Bond
260,000	2.25%, 09/29/2032	262,210

	Paraguay - 0.3%
	Paraguay Government International Bond
200,000	2.74%, 01/29/2033(1)	204,500

	Peru - 2.5%
	Peru Government Bond
PEN 1,900,000	6.95%, 08/12/2031	670,770
	Peruvian Government International Bond
$ 81,000	1.86%, 12/01/2032	80,069
135,000	2.39%, 01/23/2026	142,762
107,000	2.78%, 12/01/2060	103,469

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Peruvian Government International Bond
$ 440,000	2.84%, 06/20/2030	$478,500

		1,475,570

	Poland - 0.7%
	Republic of Poland Government Bond
PLN 460,000	2.50%, 07/25/2027	137,628
1,020,000	2.75%, 10/25/2029	311,711

		449,339

	Qatar - 1.2%
	Qatar Government International Bond
$220,000	3.25%, 06/02/2026(1)(5)	243,692
200,000	3.40%, 04/16/2025(1)	219,916
200,000	3.75%, 04/16/2030(1)	232,720

		696,328

	Romania - 2.2%
	Romania Government Bond
RON 600,000	4.25%, 06/28/2023	157,031
2,000,000	4.50%, 06/17/2024	536,910
300,000	5.00%, 02/12/2029	87,769
	Romanian Government International Bond
$216,000	3.00%, 02/14/2031(1)(5)	228,839
282,000	4.00%, 02/14/2051(1)	300,140

		1,310,689

	Russia - 2.6%
	Russian Federal Bond - OFZ
RUB 22,260,000	6.50%, 02/28/2024	305,487
10,850,000	7.05%, 01/19/2028	152,245
11,690,000	7.15%, 11/12/2025	164,791
4,340,000	7.25%, 05/10/2034	60,845
10,350,000	8.15%, 02/03/2027	153,107
	Russian Foreign Bond - Eurobond
$ 400,000	4.75%, 05/27/2026(1)	459,920
200,000	5.10%, 03/28/2035(1)	248,680

		1,545,075

	Saudi Arabia - 1.2%
	Saudi Government International Bond
430,000	3.25%, 10/26/2026(1)	471,848
200,000	4.50%, 10/26/2046(1)	235,300

		707,148

	South Africa - 2.1%
	Republic of South Africa Government Bond
ZAR 28,569,271	6.50%, 02/28/2041	1,236,270

	Sri Lanka - 0.4%
	Sri Lanka Government International Bond
$ 390,000	6.13%, 06/03/2025(1)	241,195

	Thailand - 1.6%
	Thailand Government Bond
THB 19,880,000	1.60%, 06/17/2035	670,742
7,690,000	3.65%, 06/20/2031	314,325

		985,067

	Turkey - 4.1%
	Turkey Government Bond
TRY 2,120,000	8.00%, 03/12/2025	244,094
1,900,000	10.40%, 03/20/2024	240,446
	Turkey Government International Bond
$ 200,000	4.88%, 10/09/2026	202,500
400,000	5.88%, 06/26/2031	407,424
200,000	6.00%, 01/14/2041	191,360

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Turkey Government International Bond
$ 1,070,000	6.38%, 10/14/2025		$1,158,810
			2,444,634
	Ukraine - 0.7%
	Ukraine Government International Bond
200,000	7.25%, 03/15/2033(1)		212,484
200,000	7.38%, 09/25/2032(1)		214,456
			426,940
	United Arab Emirates - 0.4%
	Abu Dhabi Government International Bond
200,000	3.88%, 04/16/2050(1)		237,840
	Total Foreign Government Obligations (cost $30,700,952)		$32,298,501
	Total Long-Term Investments (cost $56,871,499)		$59,546,798
Short-Term Investments - 9.9%
	Other Investment Pools & Funds - 2.2%
1,334,503	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(7)		1,334,503
	Securities Lending Collateral - 2.7%
876,433	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)		876,433
758,536	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(7)		758,536
			1,634,969
	U.S. Treasury Securities - 5.0%
	U.S. Treasury Bills - 5.0%
1,600,000	0.08%, 02/25/2021(8)		1,599,929
1,400,000	0.09%, 02/25/2021(8)		1,399,928
			2,999,857
	Total Short-Term Investments (cost $5,969,329)		$5,969,329
	Total Investments (cost $62,840,828)	109.1%	$65,516,127
	Other Assets and Liabilities	(9.1)%	(5,490,064)

	Total Net Assets	100.0%	$60,026,063

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $30,842,415, representing 51.4% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $3,721,695, representing 6.2% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.

OTC Credit Default Swap Contracts Outstanding at January 31, 2021

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Colombia Government International Bond	JPM	USD	1,200,000	(1.00%)	12/20/2025	Quarterly	$11,318	$—	$5,988	$(5,330)
Mexico Government International Bond	MSC	USD	600,000	(1.00%)	06/20/2025	Quarterly	40,776	—	(4,811)	(45,587)

Total							$52,094	$—	$1,177	$(50,917)

Credit default swaps on single-name issues:
Sell protection:
Petroleo Brasileiro S.A. - Petrobras	JPM	USD	1,070,000	1.00%	12/20/2024	Quarterly	$—	$(25,256)	$(22,534)	$2,722

Total OTC credit default swap contracts							$52,094	$(25,256)	$(21,357)	$(48,195)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

		Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date
						Appreciation	Depreciation
386,840,000	CLP	511,544	USD	CBK	02/16/2021	$15,048	$—
11,370,000	CNY	1,693,496	USD	CBK	02/26/2021	62,135	—
3,320,000	CNY	485,771	USD	JPM	03/17/2021	26,022	—
46,690,000	INR	630,095	USD	UBS	03/03/2021	7,344	—
47,100,000	INR	635,327	USD	UBS	04/22/2021	2,462	—
19,060,000	THB	634,530	USD	JPM	03/26/2021	2,189	—
632,014	USD	46,690,000	INR	CBK	03/03/2021	—	(5,425)
Total Foreign Currency Contracts						$115,200	$(5,425)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
JSC	Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$27,248,297	$—	$27,248,297	$—
Foreign Government Obligations	32,298,501	—	32,298,501	—
Short-Term Investments	5,969,329	2,969,472	2,999,857	—
Foreign Currency Contracts(2)	115,200	—	115,200	—
Swaps - Credit Default(2)	2,722	—	2,722	—

Total	$65,634,049	$2,969,472	$62,664,577	$—

Liabilities
Foreign Currency Contracts(2)	$(5,425)	$—	$(5,425)	$—
Swaps - Credit Default(2)	(50,917)	—	(50,917)	—

Total	$(56,342)	$—	$(56,342)	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.4%
	Australia - 1.8%
2,446,571	Beach Energy Ltd.	$3,043,117
61,175	Collection House Ltd.*(1)	16,364
250,691	Fortescue Metals Group Ltd.	4,129,314
411,892	Iluka Resources Ltd.	2,017,704
99,781	IPH Ltd.	480,776
63,430	McMillan Shakespeare Ltd.	610,165
84,758	Mineral Resources Ltd.	2,207,584
506,379	OceanaGold Corp.*	890,989
187,605	OZ Minerals Ltd.	2,653,614
475,648	Perenti Global Ltd.	469,122
38,597	Perpetual Ltd.	946,510
1,778,527	Perseus Mining Ltd.*	1,578,866
1,188,858	Ramelius Resources Ltd.	1,377,832
677,024	Regis Resources Ltd.	1,860,950
106,489	Rio Tinto Ltd.	8,913,019
121,044	Sandfire Resources Ltd.	438,508
1,504,390	Silver Lake Resources Ltd.*	1,821,822
1,143,562	St. Barbara Ltd.	1,908,679
444,151	Westgold Resources Ltd.*	791,393
67,697	Woodside Petroleum Ltd.	1,256,561
		37,412,889
	Austria - 0.8%
32,991	BAWAG Group AG*(2)	1,434,374
197,174	Erste Group Bank AG*	6,021,530
2,087	Mayr Melnhof Karton AG	414,853
11,261	Oesterreichische Post AG(1)	476,238
146,066	OMV AG	6,129,196
149,398	Raiffeisen Bank International AG*	2,920,505
		17,396,696
	Belgium - 0.5%
105,336	Ageas S.A.	5,392,883
50,069	bpost S.A.*	592,359
28,108	Ontex Group N.V.*	318,768
4,820	Sofina S.A.	1,558,108
14,258	Solvay S.A.	1,621,705
3,927	Wereldhave Belgium Comm REIT	208,734
		9,692,557
	Bermuda - 0.1%
181,687	DHT Holdings, Inc.	975,659
	Brazil - 0.7%
301,400	Atacadao Distribuicao Comercio e Industria Ltda	1,048,846
388,346	Cia de Saneamento Basico do Estado de Sao Paulo	2,900,848
91,517	Cia Paranaense de Energia ADR*(1)	1,100,034
197,215	Cia Siderurgica Nacional S.A. ADR	1,086,655
255,900	EDP - Energias do Brasil S.A.	902,203
259,700	Engie Brasil Energia S.A.	2,039,096
297,500	Light S.A.*	1,117,922
302,400	Marfrig Global Foods S.A.*	734,528
208,100	Minerva S.A.	352,957
121,200	Sao Martinho S.A.	659,895
141,500	Vale S.A.	2,274,541
		14,217,525
	Canada - 5.5%
227,379	Advantage Oil & Gas Ltd.*(1)	339,624
139,930	BCE, Inc.	5,935,330
14,436	Boardwalk Real Estate Investment Trust REIT(1)	390,830
251,260	Canacol Energy Ltd.	715,219
40,211	Canadian National Railway Co.	4,072,828
31,115	Canadian Tire Corp. Ltd. Class A(1)	4,034,548
39,500	Cascades, Inc.	478,788

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
33,676	Celestica, Inc.*	$273,095
720,300	Cenovus Energy, Inc.	4,252,798
212,700	Centerra Gold, Inc.	2,203,930
289,771	CI Financial Corp.	3,598,486
39,697	Cogeco Communications, Inc.	3,383,442
152,253	Corus Entertainment, Inc. Class B	564,363
1,121,120	Crescent Point Energy Corp.	3,086,094
362,410	Dundee Precious Metals, Inc.	2,304,120
200	E-L Financial Corp. Ltd.	126,373
129,999	ECN Capital Corp.	691,295
105,851	Enerflex Ltd.	544,672
32,400	Equinox Gold Corp.*	309,621
10,100	Equitable Group, Inc.	816,846
30,312	ERO Copper Corp.*	442,561
249,487	Fortuna Silver Mines, Inc.*	1,929,561
7,800	goeasy Ltd.(1)	569,835
70,720	Gran Colombia Gold Corp.	346,756
37,400	Home Capital Group, Inc.*	882,684
216,999	Hudbay Minerals, Inc.	1,235,388
81,267	iA Financial Corp., Inc.	3,621,188
593,349	IAMGOLD Corp.*	2,013,790
30,101	IGM Financial, Inc.	797,750
217,132	Imperial Oil Ltd.	4,131,239
60,051	Interfor Corp.*	1,119,073
21,600	Intertape Polymer Group, Inc.	387,998
537,116	Largo Resources Ltd.*	751,857
33,600	Linamar Corp.	1,715,275
63,763	Lundin Gold, Inc.*	510,104
294,624	Lundin Mining Corp.	2,626,560
53,593	Magna International, Inc.	3,774,456
430,361	Manulife Financial Corp.	7,777,629
42,700	Martinrea International, Inc.	452,795
377,852	MEG Energy Corp.*	1,258,768
215,456	New Gold, Inc.*	407,745
36,058	Norbord, Inc.	1,558,213
31,277	Open Text Corp.	1,401,014
193,337	Parex Resources, Inc.*	2,925,569
143,512	Pretium Resources, Inc.*	1,548,751
100,403	Real Matters, Inc.*	1,315,152
111,139	SSR Mining, Inc.*	1,953,787
179,799	Sun Life Financial, Inc.	8,309,772
238,040	Suncor Energy, Inc.	3,981,760
41,518	Teck Resources Ltd. Class B	758,444
44,024	Teekay Tankers Ltd. Class A*	451,246
135,093	Teranga Gold Corp.*	1,336,404
45,600	TFI International, Inc.	3,028,945
104,135	Torex Gold Resources, Inc.*	1,371,365
331,661	Tourmaline Oil Corp.	4,725,602
38,664	Transcontinental, Inc. Class A	620,438
211,017	Wesdome Gold Mines Ltd.*	1,610,577
51,656	West Fraser Timber Co., Ltd.	3,310,023

		115,082,376

	Chile - 0.3%
7,815,787	Aguas Andinas S.A. Class A	2,371,933
50,621	CAP S.A.	644,121
258,816	Enel Americas S.A. ADR	1,938,532
196,370	Enel Chile S.A. ADR	722,642
2,617,917	Enel Generacion Chile S.A.	944,119
		6,621,347
	China - 8.1%
55,327	360 Finance, Inc. ADR*	962,690
800,000	3SBio, Inc.*(2)	743,681
824,250	A-Living Services Co., Ltd. Class H(2)	3,579,803

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
420,000	Agile Group Holdings Ltd.	$521,877
3,579,000	Agricultural Bank of China Ltd. Class H	1,290,519
41,739	Alibaba Group Holding Ltd. ADR*	10,594,610
2,526,500	BAIC Motor Corp. Ltd. Class H(2)	888,537
10,963	Baidu, Inc. ADR*	2,576,524
10,337,000	Bank of China Ltd. Class H	3,498,908
999,000	Bank of Communications Co., Ltd. Class H	540,190
77,500	BYD Electronic International Co., Ltd.	533,755
4,676,000	China BlueChemical Ltd. Class H	938,207
1,807,000	China Conch Venture Holdings Ltd.	8,591,822
6,907,000	China Construction Bank Corp. Class H	5,231,490
1,431,000	China Feihe Ltd.(2)	4,266,908
1,272,800	China International Capital Corp. Ltd. Class H*(2)	3,318,437
1,267,000	China Lesso Group Holdings Ltd. Class L	2,101,913
681,000	China Lilang Ltd.	458,510
1,889,000	China Longyuan Power Group Corp. Ltd. Class H	2,765,174
2,197,000	China Machinery Engineering Corp. Class H	994,959
1,977,000	China Medical System Holdings Ltd.	2,832,539
1,154,200	China Pacific Insurance Group Co., Ltd. Class H	4,753,879
1,184,000	China SCE Group Holdings Ltd.	445,057
984,000	China Shineway Pharmaceutical Group Ltd.	695,661
2,230,000	China Suntien Green Energy Corp. Ltd. Class H	650,045
10,076,000	China Tower Corp. Ltd. Class H(2)	1,450,740
680,500	China Yongda Automobiles Services Holdings Ltd.	952,313
445,500	CIMC Vehicles Group Co., Ltd. Class H(2)	408,805
924,500	CITIC Securities Co., Ltd. Class H	2,024,046
1,598,000	COFCO Meat Holdings Ltd.(1)	577,771
1,708,000	Consun Pharmaceutical Group Ltd.	700,404
1,077,500	CSC Financial Co., Ltd. Class H(2)	1,574,521
2,761,000	Dali Foods Group Co. Ltd.(2)	1,662,915
63,435	Daqo New Energy Corp. ADR*	5,586,086
1,870,000	Dongfeng Motor Group Co., Ltd. Class H	1,842,024
57,922	DouYu International Holdings Ltd. ADR*	760,516
269,200	ENN Energy Holdings Ltd.	4,151,716
3,193,000	FIH Mobile Ltd.*(1)	500,740
2,146,000	Flat Glass Group Co., Ltd. Class H(1)	8,805,587
1,452,000	Fufeng Group Ltd.*	565,634
981,500	Great Wall Motor Co., Ltd. Class H	3,060,016
424,000	Greentown China Holdings Ltd.	553,880
31,828	GreenTree Hospitality Group Ltd. ADR	411,218
1,726,000	Guangzhou Automobile Group Co., Ltd. Class H	1,566,583
512,500	Hengan International Group Co., Ltd.	3,665,409
96,238	Huami Corp. ADR*(1)	1,319,423
341,795	HUYA, Inc. ADR*(1)	8,849,073
6,536,000	Industrial & Commercial Bank of China Ltd. Class H	4,169,117
312,000	Jiangxi Copper Co., Ltd. Class H	512,564
41,871	JinkoSolar Holding Co., Ltd. ADR*	2,595,583
428,000	KWG Group Holdings Ltd.	567,079
1,634,000	Lenovo Group Ltd.	1,901,882
6,369,000	Lonking Holdings Ltd.	2,113,604
1,372,000	Luye Pharma Group Ltd.(1)(2)	686,601
168,656	Momo, Inc. ADR	2,577,064
634,000	Ping An Insurance Group Co., of China Ltd. Class H	7,467,112
495,000	Powerlong Real Estate Holdings Ltd.	322,863
304,000	Q Technology Group Co., Ltd.(1)	615,552
702,000	Sany Heavy Equipment International Holdings Co., Ltd.	584,001
1,755,000	Sinopec Engineering Group Co., Ltd. Class H	809,598
297,200	Sinopharm Group Co., Ltd. Class H	728,334
1,754,000	Sinotrans Ltd. Class H	588,853
838,000	Sinotruk Hong Kong Ltd.	2,610,918
1,068,000	Tianneng Power International Ltd.(1)	2,106,058
203,005	Vipshop Holdings Ltd. ADR*	5,566,397
429,000	Viva Biotech Holdings(2)	412,158
7,253,000	Want Want China Holdings Ltd.	5,208,450
312,000	Weichai Power Co., Ltd. Class H	920,194

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,121,000	Xinjiang Goldwind Science & Technology Co., Ltd. Class H(1)	$2,335,150
1,282,000	Xinyi Solar Holdings Ltd.	2,805,016
388,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(1)(2)	504,094
814,000	Yangzijiang Shipbuilding Holdings Ltd.	601,146
538,200	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(1)(2)	619,093
1,242,000	Youyuan International Holdings Ltd.*(1)(3)(4)	—
877,000	Yuzhou Properties Co., Ltd.	305,444
530,000	Zhejiang Expressway Co., Ltd. Class H	428,614
282,000	Zhongsheng Group Holdings Ltd.	1,651,502
1,693,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	2,314,361
		169,393,517
	Czech Republic - 0.2%
76,878	O2 Czech Republic AS	903,325
3,587	Philip Morris CR AS	2,542,164
		3,445,489
	Denmark - 0.6%
20,214	Dfds A/S*	898,459
14,943	Drilling Co.*	409,108
70,323	Genmab AS ADR*	2,790,417
26,428	Pandora A/S	2,543,070
247,940	Scandinavian Tobacco Group A/S Class A(2)	4,489,003
80,953	Spar Nord Bank A/S*	737,945
21,948	Sydbank A/S*	456,023
		12,324,025
	Finland - 0.4%
920,183	Nokia Oyj*	4,422,020
24,933	Sampo Oyj Class A	1,048,223
56,933	TietoEVRY Oyj	1,870,714
21,430	Tokmanni Group Corp.	415,062

		7,756,019

	France - 5.5%
12,213	Amundi S.A.*(2)	908,910
49,652	Atos SE*	3,810,271
141,372	BNP Paribas S.A.*	6,779,588
102,022	Carrefour S.A.	1,730,033
57,424	Cie de Saint-Gobain*	2,854,615
29,225	Cie Generale des Etablissements Michelin SCA	4,027,421
58,767	Coface S.A.*	578,114
114,938	Danone S.A.	7,643,215
240,045	Eutelsat Communications S.A.	2,858,671
70,073	Faurecia SE*	3,667,007
8,735	Fnac Darty S.A.*	491,023
34,077	Gaztransport Et Technigaz S.A.	3,104,032
99,606	Ipsen S.A.	8,689,805
35,999	IPSOS	1,150,679
230,244	Metropole Television S.A.*	3,917,363
17,751	Nexans S.A.*	1,320,228
457,244	Orange S.A.	5,366,408
172,548	Publicis Groupe S.A.	8,930,142
172,938	Rexel S.A.*	2,631,570
12,552	Rothschild & Co.*	428,032
279,659	Sanofi	26,301,440
62,770	Societe BIC S.A.	3,582,549
273,936	Societe Generale S.A.*	5,106,988
210,827	Total SE	8,886,015
2,935	Trigano S.A.	516,456
67,015	Valneva SE*	768,443
		116,049,018
	Georgia - 0.1%
68,559	TBC Bank Group plc*	1,138,014

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Germany - 2.5%
28,625	Allianz SE	$6,469,508
14,141	Aurubis AG	1,089,814
111,612	Bayer AG	6,755,075
35,842	Bayerische Motoren Werke AG	3,034,701
19,477	Bilfinger SE(1)	659,397
118,072	CECONOMY AG*	760,133
52,583	Daimler AG	3,693,118
428,533	Deutsche Bank AG*	4,321,020
10,186	Draegerwerk AG & Co. KGaA	868,587
17,823	DWS Group GmbH & Co. KgaA(2)	698,836
112,122	Freenet AG	2,341,084
30,310	Fresenius Medical Care AG & Co. KGaA	2,452,044
80,714	Fresenius SE & Co. KGaA	3,594,413
21,272	Hochtief AG	1,977,853
5,294	Hornbach Holding AG & Co. KGaA	501,113
42,862	KION Group AG	3,700,711
57,297	Kloeckner & Co. SE*	524,110
126,953	ProSiebenSat.1 Media SE*	2,294,113
30,112	Salzgitter AG*	782,889
57,657	Takkt AG*	724,441
148,018	TUI AG(1)	710,210
24,320	VERBIO Vereinigte BioEnergie AG	1,232,190
18,738	Volkswagen AG	3,542,429
4,829	Wacker Chemie AG	700,884
		53,428,673
	Hong Kong - 2.7%
267,000	Bank of East Asia Ltd.	577,829
1,400,000	BOC Hong Kong Holdings Ltd.	4,174,804
1,784,000	Brilliance China Automotive Holdings Ltd.	1,394,766
292,400	China Gas Holdings Ltd.	1,029,093
970,000	China Overseas Grand Oceans Group Ltd.	493,234
1,640,000	China Overseas Land & Investment Ltd.	3,725,377
2,126,000	China Traditional Chinese Medicine Co., Ltd.	1,160,815
4,300,000	China Travel International Investment Hong Kong Ltd.*	586,114
688,000	CK Asset Holdings Ltd.	3,432,789
401,200	Dah Sing Banking Group Ltd.	398,284
111,600	Dah Sing Financial Holdings Ltd.	315,795
285,000	Emperor Entertainment Hotel Ltd.	43,640
2,556,000	GCL-Poly Energy Holdings Ltd.*	786,160
1,182,000	Guangdong Investment Ltd.	2,070,232
264,000	Hang Lung Group Ltd.	667,693
576,000	Hang Lung Properties Ltd.	1,530,666
735,000	Henderson Land Development Co., Ltd.	3,006,134
394,400	Hongkong Land Holdings Ltd.	1,818,311
531,000	Hysan Development Co., Ltd.	1,925,664
276,000	Kerry Properties Ltd.	714,326
271,500	Kingboard Holdings Ltd.	1,106,372
4,026,000	Kunlun Energy Co., Ltd.	3,431,211
129,500	NetDragon Websoft Holdings Ltd.	305,853
482,000	Nine Dragons Paper Holdings Ltd.	742,524
962,000	Pacific Textiles Holdings Ltd.	597,156
929,000	PAX Global Technology Ltd.	912,473
68,000	Qingling Motors Co., Ltd. Class H	13,756
470,000	Shangri-La Asia Ltd.*	399,387
321,000	Shenzhen International Holdings Ltd.	528,792
720,000	Sino Land Co., Ltd.	997,246
468,000	SITC International Holdings Co., Ltd.	1,072,841
349,500	Sun Hung Kai Properties Ltd.	4,774,245
708,800	Swire Properties Ltd.	2,054,545
41,000	TAI Cheung Holdings Ltd.	24,944
713,000	TCL Electronics Holdings Ltd.*	609,535
435,000	Times Neighborhood Holdings Ltd.	393,127
1,820,000	WH Group Ltd.(2)	1,474,844

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
550,000	Wharf Real Estate Investment Co., Ltd.	$2,904,882
1,956,000	Xinyi Glass Holdings Ltd.	4,731,515
586,000	Yuexiu Transport Infrastructure Ltd.	393,954
		57,320,928
	Hungary - 0.2%
128,870	MOL Hungarian Oil & Gas plc*	967,722
28,423	OTP Bank Nyrt*	1,295,969
102,593	Richter Gedeon Nyrt	2,889,992
		5,153,683
	India - 0.1%
192,282	GAIL India Ltd. GDR	1,983,055
	Indonesia - 0.5%
1,683,900	Indofood Sukses Makmur Tbk PT	724,669
1,569,700	Link Net Tbk PT	318,428
4,391,400	Selamat Sempurna Tbk PT	384,512
40,625,100	Telekomunikasi Indonesia Persero Tbk PT	8,978,965
		10,406,574
	Ireland - 0.3%
1,218,668	AIB Group plc*	2,174,003
819,529	Bank of Ireland Group plc*	3,044,445
432,166	Glenveagh Properties plc*(2)	441,591
129,726	Kenmare Resources plc	678,460
		6,338,499
	Isle of Man - 0.1%
637,632	Strix Group plc	1,991,926
	Israel - 0.8%
232,162	Bank Hapoalim BM*	1,633,754
233,412	Bank Leumi Le-Israel BM	1,438,368
1,074,697	Bezeq The Israeli Telecommunication Corp. Ltd.*	1,107,574
85,957	Check Point Software Technologies Ltd.*	10,980,147
1	Isracard Ltd.	2
43,200	Ituran Location and Control Ltd.	826,848
1	Mehadrin Ltd.*	26
61,463	Phoenix Holdings Ltd.*	482,685
		16,469,404
	Italy - 1.3%
364,471	Anima Holding S.p.A.(2)	1,692,330
42,739	Azimut Holding S.p.A.	898,054
63,299	Banca Farmafactoring S.p.A.*(2)	348,355
173,316	Cerved Group S.p.A.*	1,479,927
561,266	Eni S.p.A.	5,669,218
313,531	Italgas S.p.A.	1,880,450
452,552	Mediobanca Banca di Credito Finanziario S.p.A.*	4,027,382
69,320	Prysmian S.p.A.	2,233,079
426,440	Saipem S.p.A.	1,117,387
127,399	Societa Cattolica di Assicurazioni S.c.r.l.*(1)	595,848
6,708,491	Telecom Italia S.p.A.	2,872,468
481,692	UniCredit S.p.A.*	4,389,592
		27,204,090
	Japan - 17.3%
107,800	ADEKA Corp.	1,803,174
107,500	Aida Engineering Ltd.	1,017,788
121,700	Aisin Seiki Co., Ltd.	3,740,574
173,000	Amada Co., Ltd.	1,947,784
25,600	Arcland Sakamoto Co., Ltd.	361,184
16,100	Arcs Co., Ltd.	356,353
54,300	Arisawa Manufacturing Co., Ltd.	499,660
75,400	Asahi Diamond Industrial Co., Ltd.	328,036
18,700	Asahi Glass Co., Ltd.	649,613
30,900	Asahi Holdings, Inc.	1,176,465

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
27,200	Asahi Yukizai Corp.	$394,669
9,000	Asanuma Corp.	364,560
1,540,700	Astellas Pharma, Inc.	25,008,697
1,900	Atsugi Co., Ltd.	8,651
1,500	Bando Chemical Industries Ltd.	9,386
25,700	Canon Electronics, Inc.	431,221
29,700	Canon Marketing Japan, Inc.	651,681
9,800	Central Japan Railway Co.	1,403,283
428,100	Citizen Watch Co., Ltd.	1,301,715
38,700	Coca-Cola Bottlers Japan Holdings, Inc.	587,504
3,100	Corona Corp.	27,431
69,400	Cosmo Energy Holdings Co., Ltd.	1,536,844
100,300	Dai Nippon Printing Co., Ltd.	1,728,889
94,100	Dai-ichi Life Holdings, Inc.	1,433,782
10,000	Daido Steel Co., Ltd.	409,208
46,300	Daiho Corp.	1,646,263
71,700	Daikyonishikawa Corp.	531,106
1,800	Dainichi Co., Ltd.	14,989
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	573,322
13,600	Daito Pharmaceutical Co., Ltd.	481,099
523,700	Daiwa Securities Group, Inc.	2,492,519
46,800	Daiwabo Holdings Co., Ltd.	3,944,491
95,900	DCM Holdings Co., Ltd.	969,061
26,400	Denso Corp.	1,467,447
57,700	DIC Corp.	1,412,690
19,900	Doutor Nichires Holdings Co., Ltd.	295,855
30,800	Dowa Holdings Co., Ltd.	1,126,533
36,000	Eagle Industry Co., Ltd.	375,814
78,000	EDION Corp.(1)	764,401
61,600	Exedy Corp.	922,235
104,600	FCC Co., Ltd.	1,678,274
42,100	Ferrotec Holdings Corp.	674,772
46,400	Foster Electric Co., Ltd.	688,464
1,600	Fujishoji Co., Ltd.	13,037
1,100	FuKoKu Co., Ltd.	7,069
10,900	Fukuda Denshi Co., Ltd.	837,647
29,400	G-Tekt Corp.	411,734
24,100	Goldcrest Co., Ltd.	414,940
74,500	Gree, Inc.	409,725
12,300	GS Yuasa Corp.	363,367
33,700	GungHo Online Entertainment, Inc.	840,153
237,400	Hachijuni Bank Ltd.	759,032
26,300	Hamakyorex Co., Ltd.	768,462
275,100	Haseko Corp.	3,242,657
226,500	Hazama Ando Corp.	1,570,607
35,500	Heiwa Corp.	497,733
99,000	Hino Motors Ltd.	853,298
24,600	Hirano Tecseed Co., Ltd.	511,575
113,900	Hitachi Ltd.	4,692,142
106,900	Hokuetsu Kishu Paper Co., Ltd.	454,877
163,500	Honda Motor Co., Ltd.	4,317,493
57,400	Hosiden Corp.	522,523
80,900	Idemitsu Kosan Co., Ltd.	1,899,851
52,800	Iida Group Holdings Co., Ltd.	1,164,741
10,500	Imasen Electric Industrial	70,642
26,000	Inaba Denki Sangyo Co., Ltd.	607,750
1,094,400	Inpex Corp.	6,334,985
182,600	Isetan Mitsukoshi Holdings Ltd.	1,122,661
511,700	Isuzu Motors Ltd.	4,893,307
162,900	ITOCHU Corp.	4,665,290
210,000	Iyo Bank Ltd.	1,205,299
3,900	Japan Foundation Engineering Co., Ltd.	17,453
132,000	Japan Petroleum Exploration Co., Ltd.	2,510,144
47,200	Japan Post Insurance Co., Ltd.	927,067
132,800	JFE Holdings, Inc.*	1,152,218

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
211,600	JGC Holdings Corp.	$2,397,405
173,100	JTEKT Corp.	1,538,120
21,800	K&O Energy Group, Inc.	297,523
119,000	Kamigumi Co., Ltd.	2,099,280
91,000	Kanamoto Co., Ltd.	1,946,276
63,800	Kandenko Co., Ltd.	549,938
61,300	Kaneka Corp.	2,201,469
33,600	Kanematsu Corp.	422,588
42,700	Kanto Denka Kogyo Co., Ltd.	341,371
50,600	Kasai Kogyo Co., Ltd.	188,601
395,300	KDDI Corp.	11,618,946
29,600	Kinden Corp.	475,633
26,400	Kintetsu World Express, Inc.	647,207
18,100	Kissei Pharmaceutical Co., Ltd.	398,635
22,000	Kohnan Shoji Co., Ltd.	598,235
35,200	Kokuyo Co., Ltd.	458,155
26,400	Komeri Co., Ltd.	701,043
29,600	Kumagai Gumi Co., Ltd.	732,339
29,700	Kureha Corp.	1,839,631
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	428,784
45,600	Kyudenko Corp.	1,385,792
70,100	Kyushu Electric Power Co., Inc.	650,327
14,300	Life Corp.	450,347
36,700	Makino Milling Machine Co., Ltd.	1,478,982
615,200	Marubeni Corp.	4,087,578
588,700	Mazda Motor Corp.	4,196,886
57,300	MCJ Co., Ltd.	548,936
193,600	Mitsubishi Gas Chemical Co., Inc.	4,429,753
18,300	Mitsubishi Logistics Corp.	509,583
34,100	Mitsubishi Materials Corp.	724,546
435,300	Mitsubishi Motors Corp.*	989,677
22,200	Mitsuboshi Belting Ltd.	349,686
235,300	Mitsui & Co., Ltd.	4,365,891
30,800	Mitsui Mining & Smelting Co., Ltd.	1,072,642
70,900	Mitsui OSK Lines Ltd.	1,924,824
34,600	Mitsui Sugar Co., Ltd.	614,075
35,400	Mizuno Corp.	704,133
23,200	Modec, Inc.	433,092
3,900	Murakami Corp.	95,359
105,800	Musashi Seimitsu Industry Co., Ltd.	1,497,638
88,300	Nagase & Co., Ltd.	1,266,272
21,700	Nextage Co., Ltd.	306,021
92,100	NGK Spark Plug Co., Ltd.	1,718,033
229,000	NHK Spring Co., Ltd.	1,566,497
16,200	Nichias Corp.	370,029
45,800	Nichicon Corp.	622,433
4,000	Nichireki Co., Ltd.	56,017
10,868	Nichirin Co., Ltd.	154,402
41,700	Nikkon Holdings Co., Ltd.	841,519
319,000	Nikon Corp.	2,542,246
18,500	Nippo Corp.	460,995
14,100	Nippon Carbon Co., Ltd.	546,689
71,700	Nippon Electric Glass Co., Ltd.	1,575,228
132,400	Nippon Kayaku Co., Ltd.	1,249,807
96,950	Nippon Light Metal Holdings Co., Ltd.	1,750,470
31,900	Nippon Pillar Packing Co., Ltd.	508,041
26,600	Nippon Seiki Co., Ltd.	326,083
17,300	Nippon Shinyaku Co., Ltd.	1,273,602
29,400	Nippon Shokubai Co., Ltd.	1,646,640
23,700	Nippon Soda Co., Ltd.	678,821
107,600	Nippon Suisan Kaisha Ltd.	449,302
361,100	Nippon Telegraph & Telephone Corp.	9,025,264
116,000	Nippon Yusen KK	2,671,906
53,300	Nishio Rent All Co., Ltd.	1,110,718
872,800	Nissan Motor Co., Ltd.*	4,499,902

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
15,000	Nisshin Oillio Group Ltd.	$436,862
22,200	Nitta Corp.	467,112
26,800	Nojima Corp.	684,426
137,100	NOK Corp.	1,788,998
775,300	Nomura Holdings, Inc.	4,102,149
12,400	Noritake Co. Ltd.	384,994
373,100	Obayashi Corp.	3,125,162
571,500	Oji Holdings Corp.	3,455,029
47,400	Okamura Corp.	415,994
51,400	Okinawa Cellular Telephone Co.	2,295,020
20,600	Okura Industrial Co., Ltd.	365,506
622,700	Ono Pharmaceutical Co., Ltd.	18,587,033
52,200	Open House Co., Ltd.	2,101,208
65,000	Osaki Electric Co., Ltd.	359,046
28,500	Oyo Corp.	344,753
184,500	Panasonic Corp.	2,395,222
238,100	Penta-Ocean Construction Co., Ltd.	1,950,804
36,000	Piolax, Inc.	523,942
198,500	Press Kogyo Co., Ltd.	581,896
159,600	Rengo Co., Ltd.	1,327,429
7,600	Rorze Corp.	562,109
26,100	Ryosan Co., Ltd.	580,013
29,200	Sanki Engineering Co., Ltd.	346,993
2,000	Sanko Metal Industrial Co., Ltd.	52,649
35,700	Sankyo Co., Ltd.	1,019,694
32,600	Sankyu, Inc.	1,227,442
13,000	Sanyo Chemical Industries Ltd.	651,660
46,900	Sawai Pharmaceutical Co., Ltd.	2,143,944
18,600	SEC Carbon Ltd.(1)	1,214,547
122,700	Seino Holdings Co., Ltd.	1,589,548
234,000	Sekisui House Ltd.	4,520,985
42,300	Sekisui Jushi Corp.	816,835
99,900	Seven & i Holdings Co., Ltd.	3,814,983
89,000	Shikoku Chemicals Corp.	1,016,539
23,000	Shima Seiki Manufacturing Ltd.	453,484
310,900	Shimizu Corp.	2,190,061
70,600	Shinnihon Corp.	564,566
108,700	Shizuoka Bank Ltd.	790,189
33,000	Shizuoka Gas Co., Ltd.	299,298
43,000	Sintokogio Ltd.	294,804
29,500	SK-Electronics Co., Ltd.	358,178
327,100	SKY Perfect JSAT Holdings, Inc.	1,436,619
357,000	Softbank Corp.	4,689,715
37,000	Sony Corp.	3,541,367
129,100	Subaru Corp.	2,480,042
26,700	Sumitomo Bakelite Co., Ltd.	957,669
125,600	Sumitomo Corp.	1,667,283
313,400	Sumitomo Electric Industries Ltd.	4,183,423
115,500	Sumitomo Forestry Co., Ltd.	2,236,760
87,700	Sumitomo Heavy Industries Ltd.	2,440,475
146,500	Sumitomo Mitsui Construction Co., Ltd.	609,683
100,800	Sumitomo Mitsui Financial Group, Inc.	3,131,687
140,800	Sumitomo Rubber Industries Ltd.	1,295,782
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,379,968
28,400	Sumitomo Warehouse Co., Ltd. (The)	346,236
32,900	Tachi-S Co., Ltd.	335,604
55,300	Tadano Ltd.	539,528
19,000	Taihei Dengyo Kaisha Ltd.	446,058
27,500	Taiko Pharmaceutical Co., Ltd.	417,514
106,300	Taisei Corp.	3,443,813
8,100	Taiyo Holdings Co., Ltd.	482,137
32,700	Takuma Co., Ltd.	689,953
20,300	Tamron Co., Ltd.	395,539
107,100	Toagosei Co., Ltd.	1,134,970
25,100	Tokai Corp.	480,808

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
41,700	Tokai Rika Co., Ltd.	$683,296
74,200	Tokuyama Corp.	1,852,092
63,600	Tokyo Broadcasting System Holdings, Inc.	1,238,909
18,400	Tokyotokeiba Co., Ltd.	762,373
174,300	Tokyu Construction Co., Ltd.	871,487
231,100	Toppan Printing Co., Ltd.	3,286,713
74,800	Topre Corp.	1,036,201
275,200	Toray Industries, Inc.	1,795,602
9,900	Torii Pharmaceutical Co., Ltd.	305,449
110,500	Toshiba Corp.	3,608,506
70,200	Tosoh Corp.	1,203,768
105,600	Toyo Construction Co., Ltd.	519,488
38,200	Toyo Ink SC Holdings Co., Ltd.	670,991
22,200	Toyo Kanetsu KK	509,814
120,100	Toyo Seikan Group Holdings Ltd.	1,287,089
38,400	Toyo Tanso Co., Ltd.	707,503
68,200	Toyo Tire Corp.	1,035,789
21,400	Toyoda Gosei Co., Ltd.	565,965
36,100	Toyota Boshoku Corp.	583,674
81,800	Toyota Tsusho Corp.	3,195,073
44,400	TPR Co., Ltd.	595,034
3,800	Trancom Co., Ltd.	297,041
75,800	TS Tech Co., Ltd.	2,194,398
34,400	Tsubakimoto Chain Co.	884,612
11,900	Tsumura & Co.	387,214
20,200	Tv Tokyo Holdings Corp.	459,604
112,400	Ube Industries Ltd.	2,135,206
75,400	Unipres Corp.	691,831
100,800	Ushio, Inc.	1,303,627
3,100	Utoc Corp.	13,898
15,800	Valor Holdings Co., Ltd.	373,839
92,000	Wakita & Co., Ltd.	872,577
52,900	Yokogawa Bridge Holdings Corp.	983,373
77,000	Yokohama Rubber Co., Ltd.	1,212,780
18,500	Yuasa Trading Co., Ltd.	578,431
54,500	Yurtec Corp.	426,994
69,300	Zenkoku Hosho Co., Ltd.	3,093,414
		364,092,223
	Luxembourg - 0.3%
66,373	RTL Group S.A.*	3,796,522
233,239	Tenaris S.A.	1,800,972
		5,597,494
	Malaysia - 0.6%
48,400	AFFIN Bank Bhd	19,594
396,800	AMMB Holdings Bhd	301,684
9,062,400	Astro Malaysia Holdings Bhd	1,900,315
1,628,800	Genting Bhd	1,598,877
393,300	Hartalega Holdings Bhd	1,248,056
396,700	Kossan Rubber Industries	435,639
768,200	Lingkaran Trans Kota Holdings Bhd	737,320
1,246,774	Lynas Corp. Ltd.*	4,529,568
117,000	Petronas Gas Bhd	463,315
944,900	RHB Bank Bhd	1,189,113
558,600	Scientex BHD	550,573
635,200	VS Industry Bhd	427,611
		13,401,665
	Mexico - 1.0%
705,000	Banco del Bajio S.A.*(2)	868,740
1,223,601	Bolsa Mexicana de Valores S.A.B. de C.V.	2,744,581
2,870,000	Concentradora Fibra Danhos S.A. de C.V. REIT(1)	3,453,969
658,100	Gentera S.A.B. de C.V.*(1)	257,795
778,100	GMexico Transportes S.A.B. de C.V.(1)(2)	1,113,307
1,043,300	Grupo Financiero Inbursa S.A.B. de C.V. Class O*	935,453

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
23,825	Industrias Penoles S.A.B. de C.V.	$355,672
5,143,333	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	9,035,144
468,300	Megacable Holdings S.A.B. de C.V.	1,698,984
2	Urbi Desarrollos Urbanos S.A.B. de C.V.*	1
		20,463,646
	Monaco - 0.1%
88,898	Endeavour Mining Corp.	1,888,148
	Netherlands - 3.2%
503,405	ABN Amro Bank N.V.*(2)	5,257,578
32,839	Amsterdam Commodities N.V.	812,976
157,352	ASR Nederland N.V.	6,099,618
38,474	Euronext N.V.(2)	4,143,525
24,577	EXOR N.V.	1,821,687
620,187	ING Groep N.V.*	5,514,305
45,042	Intertrust N.V.*(2)	692,512
145,943	NN Group N.V.	6,078,747
3,596,154	Pharming Group N.V.*(1)	5,106,010
589,673	PostNL N.V.*	2,430,946
331,393	Royal Dutch Shell plc Class A	6,132,193
337,680	Royal Dutch Shell plc Class A(1)	6,253,676
391,649	Royal Dutch Shell plc Class B	6,825,849
100,891	Signify N.V.*(2)	4,814,121
253,532	Stellantis N.V.*	3,850,226
106,068	Stellantis N.V.	1,612,846
		67,446,815
	New Zealand - 0.1%
291,145	Freightways Ltd.	2,291,893
	Norway - 1.8%
82,648	Aker BP ASA	2,052,732
64,802	Austevoll Seafood ASA	645,356
987,311	Equinor ASA	17,693,784
234,105	Europris ASA(2)	1,296,300
186,850	Frontline Ltd.	1,079,651
175,415	Nordic American Tankers Ltd.(1)	519,228
972,786	Norsk Hydro ASA	4,296,011
587,388	Telenor ASA	9,689,784
		37,272,846
	Peru - 0.0%
124,032	Hochschild Mining plc	389,724
	Philippines - 0.0%
373,000	Metropolitan Bank & Trust Co.	348,173
	Poland - 0.8%
10,893	Grupa Kety S.A.	1,395,407
57,104	Grupa Lotos S.A.	589,463
75,272	KGHM Polska Miedz S.A.*	3,788,641
119,449	Polski Koncern Naftowy ORLEN S.A.	1,790,215
2,023,621	Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,062,938
518,671	Powszechna Kasa Oszczednosci Bank Polski S.A.*	4,004,686
9,654	Santander Bank Polska S.A.*	467,159
7,379	TEN Square Games S.A.	983,954
30,368	Warsaw Stock Exchange	358,311
		16,440,774
	Portugal - 0.0%
201,130	NOS SGPS S.A.	693,579
	Russia - 1.1%
474,328	Gazprom PJSC ADR	2,636,749
64,397	Globaltrans Investment plc GDR	434,036
47,529	LUKOIL PJSC ADR	3,376,407
97,898	MMC Norilsk Nickel PJSC ADR	3,143,146
148,918	Mobile TeleSystems PJSC ADR	1,340,262

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
76,021	PhosAgro PJSC GDR	$1,189,581
242,431	Polymetal International plc	5,232,558
23,781	Polyus PJSC GDR	2,241,366
539,390	RusHydro PJSC ADR	534,673
651,414	Surgutneftegas PJSC ADR	2,841,285
27,928	Tatneft PJSC ADR	1,082,468
		24,052,531
	Singapore - 0.9%
181,000	AEM Holdings Ltd.	541,010
74,100	BOC Aviation Ltd.(2)	603,456
31,600	China Yuchai International Ltd.	504,652
178,700	DBS Group Holdings Ltd.	3,369,791
1,400,000	IGG, Inc.	1,814,537
504,000	Oversea-Chinese Banking Corp. Ltd.	3,906,128
448,600	Riverstone Holdings Ltd.	505,675
1,378,600	Singapore Press Holdings Ltd.	1,219,786
164,700	United Overseas Bank Ltd.	2,893,748
712,100	UOL Group Ltd.	3,909,068
		19,267,851
	South Africa - 2.1%
76,147	AECI Ltd.	458,191
61,556	Anglo American Platinum Ltd.	6,123,931
118,269	AngloGold Ashanti Ltd. ADR	2,774,591
220,903	AVI Ltd.	1,103,274
268,724	Barloworld Ltd.*	1,672,493
408,495	Gold Fields Ltd. ADR	3,811,258
392,780	Harmony Gold Mining Co., Ltd. ADR*	1,747,871
94,262	Hudaco Industries Ltd.	576,478
287,237	Impala Platinum Holdings Ltd.	3,879,006
575,351	MTN Group Ltd.	2,373,641
166,435	MultiChoice Group Ltd.	1,417,346
11,356	Naspers Ltd. Class N	2,626,974
2,960,497	Netcare Ltd.	2,618,939
238,496	Northam Platinum Ltd.*	2,962,933
73,987	Oceana Group Ltd.	322,852
1,074,205	RMB Holdings Ltd.*	101,710
89,111	Royal Bafokeng Platinum Ltd.*	405,227
367,604	Sanlam Ltd.	1,400,699
227,873	Standard Bank Group Ltd.	1,889,114
200,209	Truworths International Ltd.	590,898
705,513	Vodacom Group Ltd.	5,754,988
		44,612,414
	South Korea - 7.5%
6,959	AfreecaTV Co., Ltd.	383,241
30,450	Asia Paper Manufacturing Co., Ltd.	1,118,878
131,840	BH Co., Ltd.	2,572,868
4,478	CJ CheilJedang Corp.	1,700,405
10,034	Com2uSCorp	1,431,774
30,013	Daeduck Co., Ltd.	179,125
11,149	Daelim Industrial Co., Ltd.	606,034
19,133	Daesang Corp.	447,209
34,429	DB HiTek Co., Ltd.	1,879,898
13,797	DB Insurance Co., Ltd.	453,574
13,978	DL E&C Co., Ltd.*	1,393,280
30,317	DongKook Pharmaceutical Co., Ltd.	841,509
14,160	DoubleUGames Co., Ltd.	785,959
6,010	E-Mart, Inc.	880,427
15,137	Echo Marketing, Inc.	373,146
17,825	Ecopro Co., Ltd.	927,449
18,566	Eugene Technology Co., Ltd.	615,440
6,878	GS Home Shopping, Inc.	837,537
138,428	Hana Financial Group, Inc.	4,035,787
18,238	Handsome Co., Ltd.	506,789

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
79,766	Hankook Tire & Technology Co., Ltd.	$2,924,180
12,182	Hansol Chemical Co., Ltd.	2,090,440
93,632	Hanwha Chemical Corp.	4,165,694
31,319	Hanyang Eng Co., Ltd.	499,887
84,151	HMM Co., Ltd.*	1,027,545
8,300	Huons Co., Ltd.	408,945
27,797	Hyundai Department Store Co., Ltd.	1,942,968
22,580	Hyundai Engineering & Construction Co., Ltd.	811,196
5,371	Hyundai Glovis Co., Ltd.	910,825
35,233	Hyundai Greenfood Co., Ltd.	275,655
6,416	Hyundai Home Shopping Network Corp.	452,431
16,890	Hyundai Mobis Co., Ltd.	4,786,441
13,378	Hyundai Motor Co.	2,727,658
33,155	Hyundai Steel Co.	1,147,105
11,716	Hyundai Wia Corp.	947,050
7,574	InnoWireless, Inc.	357,816
30,973	INTOPS Co., Ltd.	792,985
94,761	KB Financial Group, Inc.	3,421,369
3,804	KCC Corp.	674,123
66,908	KEPCO Plant Service & Engineering Co., Ltd.	1,618,969
43,697	Kginicis Co., Ltd.	696,691
98,058	Kia Motors Corp.	7,186,486
7,236	KIWOOM Securities Co., Ltd.	910,404
10,965	Kolmar BNH Co., Ltd.	477,936
2,298	Korea Petrochemical Ind Co., Ltd.	580,628
31,466	Kortek Corp.	266,713
59,066	KT Skylife Co., Ltd.	449,472
57,956	KT&G Corp.	4,146,552
11,425	Kumho Petrochemical Co., Ltd.	2,509,673
40,576	LG Corp.	3,587,998
83,950	LG Display Co., Ltd.	1,631,898
48,756	LG Electronics, Inc.	6,656,337
10,965	LG Innotek Co., Ltd.	1,950,198
10,897	Lotte Chemical Corp.	2,534,262
20,625	Lotte Corp.	597,890
37,058	LOTTE Fine Chemical Co., Ltd.	1,797,230
9,141	LS Corp.	523,628
11,171	LS Industrial Systems Co., Ltd.	610,996
20,354	Mando Corp.	1,252,722
15,931	Mcnex Co., Ltd.	739,562
86,970	Mirae Asset Daewoo Co., Ltd.	736,575
9,890	NCSoft Corp.	8,379,301
88,082	NH Investment & Securities Co., Ltd.	867,857
6,919	NHN Corp.*	430,922
1,405	NongShim Co., Ltd.	354,115
15,479	OCI Co., Ltd.*	1,361,262
1,324	Orion Corp/Republic of Korea	141,938
139,200	Pan Ocean Co., Ltd.*	566,061
40,861	Partron Co., Ltd.	410,741
5,887	POSCO	1,292,231
13,467	PSK, Inc.	447,061
36,315	Sammok S-Form Co., Ltd.	344,108
20,680	Samsung Card Co., Ltd.	548,263
13,879	Samsung Electro-Mechanics Co., Ltd.	2,524,427
133,815	Samsung Electronics Co., Ltd.	9,782,809
3,195	Samsung Electronics Co., Ltd. GDR	5,868,412
90,445	Samsung Engineering Co., Ltd.*	997,610
32,897	Samsung Securities Co., Ltd.	1,109,348
634,176	Seohee Construction Co., Ltd.	850,494
35,467	Seoul Semiconductor Co., Ltd.	619,161
12,783	SFA Engineering Corp.	430,960
13,569	Shindaeyang Paper Co., Ltd.	760,441
29,771	Shinhan Financial Group Co., Ltd.	816,455
7,977	Silicon Works Co., Ltd.	483,979
6,232	SK Chemicals Co., Ltd.	2,330,314

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
8,380	SK Discovery Co., Ltd.	$475,086
86,119	SK Hynix, Inc.	9,402,516
20,795	SK Telecom Co., Ltd.	4,535,157
22,135	Soulbrain Holdings Co., Ltd.	869,619
16,337	Spigen Korea Co., Ltd.	914,031
304	Taekwang Industrial Co., Ltd.	227,717
12,516	Tesna, Inc.	575,114
5,289	Tokai Carbon Korea Co., Ltd.	673,276
16,888	Webzen, Inc.*	526,542
23,945	Wonik IPS Co., Ltd*	1,019,652
36,255	Woongjin Coway Co., Ltd.*	2,251,600
10,343	Youngone Holdings Co., Ltd.	351,956
7,166	Zinus, Inc.	649,732
		157,987,730
	Spain - 1.1%
68,192	Acerinox S.A.	757,165
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.*	476,359
498,265	Banco Bilbao Vizcaya Argentaria S.A.	2,273,440
33,905	Cia de Distribucion Integral Logista Holdings S.A.	637,836
53,723	CIE Automotive S.A.	1,411,899
305,678	Mediaset Espana Comunicacion S.A.*	1,571,323
11,272	Pharma Mar S.A.	1,432,711
874,960	Prosegur Cash S.A.(2)	767,228
82,734	Red Electrica Corp. S.A.	1,570,943
840,063	Repsol S.A.	8,252,523
233,781	Sacyr S.A.	511,894
880,577	Telefonica S.A.	3,799,593
		23,462,914
	Sweden - 1.4%
108,160	Betsson AB*	1,016,443
40,298	Bilia AB Class A*	499,681
81,120	Boliden AB	2,658,043
73,755	Bonava AB Class B*	779,435
17,394	Bure Equity AB	578,455
136,242	Essity AB Class B	4,351,681
37,169	Granges AB*	426,738
42,700	Intrum AB	1,160,791
79,218	LeoVegas AB(2)	323,274
129,869	Lundin Energy AB	3,527,638
85,627	Nobia AB*	665,992
74,393	Swedish Match AB	5,736,649
493,006	Telefonaktiebolaget LM Ericsson Class B	6,207,658
111,733	Tethys Oil AB	695,061
		28,627,539
	Switzerland - 3.3%
9,748	Baloise Holding AG	1,632,415
489,888	Credit Suisse Group AG	6,426,137
133,951	Ferrexpo plc	516,497
67,377	Julius Baer Group Ltd.	4,076,664
282,223	Novartis AG	25,553,910
76,457	Roche Holding AG	26,386,211
9,488	Swisscom AG	5,164,115
		69,755,949
	Taiwan - 6.0%
48,000	Addcn Technology Co., Ltd.*	363,337
620,000	ASE Technology Holding, Co., Ltd.	2,041,605
240,000	Asia Vital Components Co., Ltd.	562,849
8,744,000	AU Optronics Corp.*	4,597,927
58,000	AURAS Technology Co., Ltd.	436,211
252,000	Catcher Technology Co., Ltd.	1,777,000
2,903,000	Cathay Financial Holding Co., Ltd.	4,129,258
178,000	Chenbro Micom Co., Ltd.	495,508

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
281,000	Chia Chang Co., Ltd.	$365,192
954,000	Chicony Electronics Co., Ltd.	2,941,850
164,000	Chicony Power Technology Co., Ltd.	409,319
1,346,200	China Life Insurance Co., Ltd.	1,090,207
250,400	China Motor Corp.*	414,488
804,000	Chipbond Technology Corp.	1,978,459
443,000	ChipMOS Technologies, Inc.	531,264
1,008,000	Compeq Manufacturing Co., Ltd.	1,524,236
389,000	Coretronic Corp.	534,775
421,000	Elan Microelectronics Corp.	2,387,592
271,000	Elite Material Co., Ltd.	1,452,385
166,000	ENNOSTAR, Inc.*	489,063
3,212,000	Evergreen Marine Corp. Taiwan Ltd.*	3,569,998
365,000	FLEXium Interconnect, Inc.	1,545,033
320,000	Foxconn Technology Co., Ltd.	852,560
323,000	Fusheng Precision Co., Ltd.	1,945,954
527,000	Gamania Digital Entertainment Co., Ltd.	1,194,573
135,000	General Interface Solution Holding Ltd.	540,874
168,000	Gigabyte Technology Co., Ltd.	472,406
607,000	Grand Pacific Petrochemical*	452,149
136,000	Grape King Bio Ltd.	840,027
176,000	Greatek Electronics, Inc.	398,332
1,626,829	Hannstar Board Corp.	2,394,517
2,439,000	HannStar Display Corp.*	1,052,130
733,000	Holtek Semiconductor, Inc.	1,860,757
482,000	Hon Hai Precision Industry Co., Ltd.	1,916,964
548,000	HTC Corp.*	554,799
332,038	Innodisk Corp.	1,946,067
8,512,000	Innolux Corp.*	3,954,564
123,000	International Games System Co., Ltd.	3,388,824
99,000	King Slide Works Co., Ltd.	1,056,198
399,000	Kinsus Interconnect Technology Corp.	1,110,781
88,000	Kung Long Batteries Industrial Co., Ltd.	428,649
2,132,000	Lite-On Technology Corp.	4,175,606
65,000	Lotes Co., Ltd.	1,202,000
189,000	Makalot Industrial Co., Ltd.	1,265,099
208,000	Micro-Star International Co., Ltd.	965,776
833,336	Mitac Holdings Corp.	864,497
633,000	Novatek Microelectronics Corp.	8,876,289
757,000	Pegatron Corp.	2,118,273
67,000	Phison Electronics Corp.	900,511
128,000	Polytronics Technology Corp.	453,302
581,000	Powertech Technology, Inc.	2,014,538
879,000	Radiant Opto-Electronics Corp.	3,600,922
401,000	Realtek Semiconductor Corp.	6,450,735
209,000	Shin Zu Shing Co., Ltd.	930,557
333,000	Shinkong Insurance Co., Ltd.	434,225
245,000	Sigurd Microelectronics Corp.	425,113
191,000	Simplo Technology Co., Ltd.	2,450,942
372,000	Sinbon Electronics Co., Ltd.	3,323,893
116,000	Sinmag Equipment Corp.	360,579
571,000	Sino-American Silicon Products, Inc.	3,076,647
25,600	Sirtec International Co., Ltd.	23,846
10,000	Sporton International, Inc.	92,167
227,000	Sunonwealth Electric Machine Industry Co., Ltd.	423,016
85,000	Swancor Holding Co., Ltd.	418,732
666,000	Synnex Technology International Corp.	1,073,301
61,000	TaiDoc Technology Corp.	389,785
152,000	Taiwan Surface Mounting Technology Corp.	673,240
59,000	TCI Co., Ltd.	425,285
156,000	Thinking Electronic Industrial Co., Ltd.	971,582
52,886	Tong Hsing Electronic Industries Ltd.*	394,391
296,000	Topco Scientific Co., Ltd.	1,249,813
520,000	TPK Holding Co., Ltd.*	787,917
724,000	Tripod Technology Corp.	3,310,406

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
327,000	TTY Biopharm Co., Ltd.	$714,409
311,000	TXC Corp.	925,533
245,000	United Integrated Services Co., Ltd.	2,087,360
1,672,000	United Microelectronics Corp.	2,995,828
817,000	Walsin Lihwa Corp.	479,379
1,143,000	Walton Advanced Engineering, Inc.*	517,669
267,000	WPG Holdings Ltd.	409,437
172,000	Yageo Corp.	3,511,360
341,000	Zippy Technology Corp.	391,883
		126,154,524
	Thailand - 1.0%
1,184,000	Bangkok Bank PCL NVDR	4,471,162
468,100	Dhipaya Insurance PCL NVDR	425,649
647,400	Energy Absolute PCL NVDR	1,398,889
1,198,500	Kasikornbank PCL NVDR	5,060,211
392,100	Kiatnakin Bank PCL NVDR	723,850
3,865,800	Krung Thai Bank PCL NVDR	1,479,147
1,208,900	Siam Commercial Bank PCL NVDR	3,789,241
617,500	Sri Trang Agro-Industry PCL NVDR	617,084
14,419,900	Super Energy Corp. PCL NVDR*	470,382
20,783,400	TMB Bank PCL NVDR	760,739
6,225,400	TTW PCL NVDR	2,534,787
		21,731,141
	Turkey - 1.3%
129,629	Anadolu Efes Biracilik Ve Malt Sanayii AS	438,572
181,398	Arcelik A.S.*	816,066
920,816	BIM Birlesik Magazalar A.S.	9,062,042
77,490	Coca-Cola Icecek AS*	782,075
2,248,866	Enka Insaat ve Sanayi AS	2,388,425
1,148,723	Eregli Demir ve Celik Fabrikalari T.A.S.	2,244,650
60,018	Ford Otomotiv Sanayi AS	1,176,293
1,720,153	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D*	1,566,080
391,991	KOC Holding AS	1,073,431
873,791	Petkim Petrokimya Holding A.S.*	597,354
91,308	Tofas Turk Otomobil Fabrikasi AS	449,673
1,279,577	Turk Telekomunikasyon AS	1,378,734
26,155	Turk Traktor ve Ziraat Makineleri AS	627,265
1,703,961	Turkcell Iletisim Hizmetleri AS	3,731,405
112,907	Ulker Biskuvi Sanayi AS*	348,021
64,339	Vestel Beyaz Esya Sanayi ve Ticaret AS	423,988
		27,104,074
	United Kingdom - 13.9%
594,188	Airtel Africa Plc(2)	643,299
260,539	AstraZeneca plc	26,577,880
1,371,838	Aviva plc	6,274,899
566,872	Babcock International Group plc*	1,802,399
3,774,788	Barclays plc*	6,885,948
206,606	Barratt Developments plc*	1,799,316
276,921	Beazley plc	1,178,657
99,717	Bellway plc	3,750,451
1,867,514	BP plc	6,939,596
110,966	British American Tobacco plc	4,032,267
277,359	Britvic plc	2,822,554
3,648,849	BT Group plc	6,256,578
165,936	Central Asia Metals plc	497,244
4,313,209	Centrica plc*	3,047,974
315,849	Clinigen Group plc	3,293,082
318,469	Crest Nicholson Holdings plc*	1,406,569
325,074	Devro plc	759,853
1,300,300	Direct Line Insurance Group plc	5,336,903
223,695	Drax Group plc	1,145,068
61,692	Energean plc*(1)	664,554
83,239	Gamesys Group plc	1,447,242

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,401,171	GlaxoSmithKline plc	$26,021,560
197,725	GoCo Group plc	332,681
789,440	Gulf Keystone Petroleum Ltd.*	1,442,973
242,925	Headlam Group plc*	1,301,419
122,285	Hikma Pharmaceuticals plc	4,015,758
52,788	Hollywood Bowl Group plc	141,239
2,620,960	HSBC Holdings plc*	13,721,435
115,910	Hunting plc	317,469
431,199	IG Group Holdings plc	4,418,950
115,096	IMI plc	1,958,773
200,057	Imperial Brands plc	4,015,464
255,352	Indivior plc*	479,323
3,840,170	ITV plc*	5,551,298
1,022,590	J Sainsbury plc	3,415,152
74,185	James Fisher & Sons plc	1,012,228
161,809	Johnson Matthey plc	6,509,445
422,493	Jupiter Fund Management plc	1,657,909
173,066	KAZ Minerals plc	1,711,710
3,501,492	Legal & General Group plc	11,645,477
1,136,815	M&G plc	2,727,274
853,953	Man Group plc	1,704,761
1,408,281	Marks & Spencer Group plc*	2,719,968
340,516	Moneysupermarket.com Group plc	1,242,028
3,850,149	Natwest Group plc*	7,729,818
76,665	Next Fifteen Communications Group plc*	651,264
110,957	Norcros plc*	322,299
1,739,529	Pan African Resources plc	536,369
255,202	PayPoint plc	2,174,917
161,870	Pearson plc	1,793,371
18,536	Persimmon plc	645,209
241,895	Petrofac Ltd.*(1)	393,300
1,832,726	Petropavlovsk plc*	724,485
217,011	Phoenix Group Holdings plc	1,999,917
57,934	Polar Capital Holdings plc	508,464
502,887	Prudential plc	8,045,898
52,448	Rathbone Brothers plc	1,151,195
210,978	Reach plc*	554,017
74,798	Reckitt Benckiser Group plc	6,341,254
297,805	Redrow plc*	2,138,527
121,409	Rio Tinto plc	9,210,952
821,567	Royal Mail plc*	4,538,707
224,596	Sabre Insurance Group plc(2)	779,667
481,117	Serica Energy plc	772,694
1,284,212	Standard Chartered plc*	7,770,374
169,036	Subsea 7 S.A.*	1,580,145
309,892	Synthomer plc	1,821,266
1,371,780	Taylor Wimpey plc*	2,737,822
242,439	TI Fluid Systems plc*(2)	841,739
542,833	TP ICAP plc	1,658,591
91,356	Ultra Electronics Holdings plc	2,488,872
416,270	Unilever plc	24,249,881
265,116	Vistry Group plc*	3,053,159
2,095,722	Vodafone Group plc	3,578,966
224,064	Volution Group plc*	896,444
631,410	WPP plc	6,597,996
		292,914,206
	United States - 0.5%
592,300	Argonaut Gold, Inc.*	1,074,593
203,359	Bausch Health Cos., Inc.*	5,189,133
120,000	Bizlink Holding, Inc.	1,324,565
1,166,279	Diversified Gas & Oil plc	1,835,915
649,000	Nexteer Automotive Group Ltd.	1,040,660

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
23,777	Sims Metal Management Ltd.(1)		$220,737
			10,685,603
	Total Common Stocks (cost $1,906,602,652)		$2,068,485,419
Preferred Stocks - 0.4%
	Brazil - 0.1%
262,200	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%		645,508
2,102,553	Cia de Saneamento do Parana *		1,656,250
			2,301,758
	Germany - 0.3%
60,614	Porsche Automobil Holding SE		4,209,935
251,499	Schaeffler AG		1,987,504
			6,197,439
	Total Preferred Stocks (cost $9,201,442)		$8,499,197
Rights - 0.0%
	South Korea - 0.0%
15,841	Hanwha Solutions Corp.*		69,391

	Total Rights (cost $—)		$69,391
Warrants - 0.0%
	Malaysia - 0.0%
37,240	Scientex BHD*		8,291

	Total Warrants (cost $—)		$8,291

	Total Long-Term Investments (cost $1,915,804,094)		$2,077,062,298
Short-Term Investments - 2.8%
	Other Investment Pools & Funds - 1.6%
33,420,584	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(5)		33,420,584

	Securities Lending Collateral - 1.2%
13,684,270	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)		13,684,270
11,843,478	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.02%(5)		11,843,478

			25,527,748
	Total Short-Term Investments (cost $58,948,332)		$58,948,332

	Total Investments (cost $1,974,752,426)	101.6%	$2,136,010,630
	Other Assets & Liabilities	(1.6)%	(33,293,888)

	Total Net Assets	100.0%	$2,102,716,742

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $53,749,282, representing 2.6% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2021, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
21,534,163 USD	15,795,100 GBP	CBK	03/10/2021	$—	$(112,077)
81,833,579 USD	60,099,100 GBP	UBS	03/10/2021	—	(528,642)
16,759,136 USD	253,768,500 ZAR	UBS	03/10/2021	75,793	—
Total Foreign Currency Contracts				$75,793	$(640,719)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
UBS	UBS AG

Currency Abbreviations:
GBP	British Pound
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CR	Custody Receipts
EM	Emerging Markets
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$37,412,889	$907,353	$36,505,536	$—
Austria	17,396,696	414,853	16,981,843	—
Belgium	9,692,557	208,734	9,483,823	—
Bermuda	975,659	975,659	—	—
Brazil	14,217,525	14,217,525	—	—
Canada	115,082,376	115,082,376	—	—
Chile	6,621,347	6,621,347	—	—
China	169,393,517	41,799,184	127,594,333	—
Czech Republic	3,445,489	903,325	2,542,164	—
Denmark	12,324,025	3,688,876	8,635,149	—
Finland	7,756,019	415,062	7,340,957	—
France	116,049,018	4,861,851	111,187,167	—
Georgia	1,138,014	—	1,138,014	—
Germany	53,428,673	3,893,156	49,535,517	—
Hong Kong	57,320,928	—	57,320,928	—
Hungary	5,153,683	—	5,153,683	—
India	1,983,055	1,009,142	973,913	—
Indonesia	10,406,574	—	10,406,574	—
Ireland	6,338,499	2,615,594	3,722,905	—
Isle of Man	1,991,926	1,991,926	—	—
Israel	16,469,404	11,807,021	4,662,383	—
Italy	27,204,090	595,848	26,608,242	—
Japan	364,092,223	—	364,092,223	—
Luxembourg	5,597,494	—	5,597,494	—
Malaysia	13,401,665	737,320	12,664,345	—
Mexico	20,463,646	20,463,646	—	—
Monaco	1,888,148	1,888,148	—	—
Netherlands	67,446,815	11,382,058	56,064,757	—
New Zealand	2,291,893	—	2,291,893	—
Norway	37,272,846	519,228	36,753,618	—
Peru	389,724	—	389,724	—
Philippines	348,173	—	348,173	—
Poland	16,440,774	—	16,440,774	—
Portugal	693,579	—	693,579	—
Russia	24,052,531	3,143,540	20,908,991	—
Singapore	19,267,851	504,652	18,763,199	—
South Africa	44,612,414	14,409,579	30,202,835	—
South Korea	157,987,730	1,968,394	156,019,336	—
Spain	23,462,914	476,359	22,986,555	—
Sweden	28,627,539	—	28,627,539	—
Switzerland	69,755,949	—	69,755,949	—
Taiwan	126,154,524	489,063	125,665,461	—
Thailand	21,731,141	—	21,731,141	—
Turkey	27,104,074	1,206,063	25,898,011	—
United Kingdom	292,914,206	13,203,530	279,710,676	—
United States	10,685,603	6,263,726	4,421,877	—
Preferred Stocks	8,499,197	2,301,758	6,197,439	—
Rights	69,391	—	69,391	—
Warrants	8,291	8,291	—	—
Short-Term Investments	58,948,332	58,948,332	—	—
Foreign Currency Contracts(2)	75,793	—	75,793	—

Total	$2,136,086,423	$349,922,519	$1,786,163,904	$—

Liabilities
Foreign Currency Contracts(2)	$(640,719)	$—	$(640,719)	$—

Total	$(640,719)	$—	$(640,719)	$—

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

(1)	For the period ended January 31, 2021, investments valued at $11,664 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders International Stock Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.8%
	Argentina - 1.9%
18,378	MercadoLibre, Inc.*	$32,703,835

	Austria - 1.2%
678,865	Erste Group Bank AG*	20,731,972

	Brazil - 0.8%
3,059,774	Raia Drogasil S.A.	13,936,025

	Canada - 2.1%
354,733	Canadian National Railway Co.	35,929,633

	China - 7.2%
230,955	Alibaba Group Holding Ltd. ADR*	58,623,308
727,600	Tencent Holdings Ltd.	64,831,542

		123,454,850

	Denmark - 1.6%
132,904	Vestas Wind Systems A/S	28,536,843

	France - 3.4%
241,519	Legrand S.A.	22,192,429
244,681	Schneider Electric SE	35,811,668

		58,004,097

	Germany - 9.7%
82,242	adidas AG*	26,077,194
106,657	Allianz SE	24,105,443
355,277	Bayerische Motoren Werke AG	30,080,894
830,540	GEA Group AG	28,696,727
734,045	Infineon Technologies AG	29,408,455
222,399	Knorr-Bremse AG	29,466,831

		167,835,544

	Hong Kong - 4.3%
3,476,200	AIA Group Ltd.	41,911,661
501,911	Hong Kong Exchanges & Clearing Ltd.	32,088,252

		73,999,913

	India - 1.9%
1,754,564	HDFC Bank Ltd.*	33,483,368

	Italy - 1.8%
14,024,141	Intesa Sanpaolo S.p.A.*	30,574,104

	Japan - 9.7%
874,800	Bridgestone Corp.	32,592,833
997,800	Kubota Corp.	21,922,812
531,400	Recruit Holdings Co., Ltd.	23,114,516
41,300	SMC Corp.	24,993,214
399,100	Sony Corp.	38,198,904
759,000	Takeda Pharmaceutical Co., Ltd.	26,693,731

		167,516,010

	Netherlands - 7.7%
100,015	ASML Holding N.V.	53,393,384
461,309	Koninklijke Philips N.V.*	25,145,551
1,814,558	Royal Dutch Shell plc Class A	33,604,771
1,373,560	Stellantis N.V.*	20,859,373

		133,003,079

	New Zealand - 1.3%
222,858	Xero Ltd.*	21,984,658

	Norway - 3.9%
1,828,377	DNB ASA*	35,595,683
1,794,571	Equinor ASA	32,160,841

		67,756,524

	Singapore - 1.4%
113,998	Sea Ltd. ADR*	24,704,506

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount				Market Value†
	South Korea - 3.3%
778,871	Samsung Electronics Co., Ltd.		$	56,940,896

	Spain - 3.6%
5,787,718	Banco Bilbao Vizcaya Argentaria S.A.			26,407,697
2,644,367	Iberdrola S.A.			35,803,744

				62,211,441

	Sweden - 1.3%
2,187,899	Svenska Handelsbanken AB Class A*			21,811,152

	Switzerland - 12.5%
375,781	Alcon, Inc.*			26,968,814
3,177	Chocoladefabriken Lindt & Spruengli AG			27,526,011
308,753	Cie Financiere Richemont S.A.			28,678,223
41,506	Lonza Group AG*			26,509,861
393,690	Nestle S.A.			44,131,300
121,219	Roche Holding AG			41,834,104
71,662	Sika AG			19,500,070

				215,148,383

	Taiwan - 3.9%
3,189,000	Taiwan Semiconductor Manufacturing Co., Ltd.			67,394,386

	United Kingdom - 9.7%
10,766,364	Barclays plc*			19,639,944
624,685	Bunzl plc			20,052,189
1,293,397	Burberry Group plc*			30,312,996
827,455	Diageo plc			33,219,978
1,489,225	GlaxoSmithKline plc			27,656,837
1,669,370	National Grid plc			19,390,890
448,617	Whitbread plc*			17,048,801

				167,321,635

	United States - 1.6%
14,096	Booking Holdings, Inc.*			27,407,276

	Total Common Stocks (cost $1,342,081,291)		$	1,652,390,130

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 3.1%
53,820,218	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)			53,820,218

	Total Short-Term Investments (cost $53,820,218)		$	53,820,218

	Total Investments (cost $1,395,901,509)	98.9%	$	1,706,210,348
	Other Assets and Liabilities	1.1%		18,906,886

	Total Net Assets	100.0%	$	1,725,117,234

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$32,703,835	$32,703,835	$—	$—
Austria	20,731,972	—	20,731,972	—
Brazil	13,936,025	13,936,025	—	—
Canada	35,929,633	35,929,633	—	—
China	123,454,850	58,623,308	64,831,542	—
Denmark	28,536,843	—	28,536,843	—
France	58,004,097	—	58,004,097	—
Germany	167,835,544	29,466,831	138,368,713	—
Hong Kong	73,999,913	—	73,999,913	—
India	33,483,368	—	33,483,368	—
Italy	30,574,104	—	30,574,104	—
Japan	167,516,010	—	167,516,010	—
Netherlands	133,003,079	20,859,373	112,143,706	—
New Zealand	21,984,658	—	21,984,658	—
Norway	67,756,524	—	67,756,524	—
Singapore	24,704,506	24,704,506	—	—
South Korea	56,940,896	—	56,940,896	—
Spain	62,211,441	—	62,211,441	—
Sweden	21,811,152	—	21,811,152	—
Switzerland	215,148,383	—	215,148,383	—
Taiwan	67,394,386	—	67,394,386	—
United Kingdom	167,321,635	—	167,321,635	—
United States	27,407,276	27,407,276	—	—
Short-Term Investments	53,820,218	53,820,218	—	—

Total	$1,706,210,348	$297,451,005	$1,408,759,343	$—

(1)  For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Schroders Securitized Income Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 111.6%
	Asset-Backed - Automobile - 1.2%
	AMSR Trust
$ 1,098,000	1.36%, 11/17/2037(1)	$1,110,524

	Asset-Backed - Finance & Insurance - 31.8%
	Bellemeade Re Ltd.
1,857,000	3.03%, 04/25/2028, 1 mo. USD LIBOR + 2.900%(1)(2)	1,864,576
1,242,817	3.48%, 10/25/2027, 1 mo. USD LIBOR + 3.350%(1)(2)	1,259,167
1,419,000	3.53%, 06/25/2030, 1 mo. USD LIBOR + 3.400%(1)(2)	1,432,939
1,190,000	4.13%, 08/26/2030, 1 mo. USD LIBOR + 4.000%(1)(2)	1,219,487
	Carbone CLO Ltd.
1,000,000	1.36%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(2)(3)	1,000,817
	CIFC Funding Ltd.
1,746,000	1.33%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)(3)	1,746,681
	CLI Funding LLC
1,215,478	3.71%, 05/18/2044(1)	1,229,113
	Countrywide Asset-Backed Certificates Trust
540,702	5.71%, 05/25/2036(4)	558,155
	Dryden Euro CLO
EUR 458,717	0.72%, 07/15/2030, 6 mo. Euribor + 0.720%	555,144
	Madison Park Funding Ltd.
$ 1,000,000	0.99%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(2)(3)	993,711
	Navient Private Education Refi Loan Trust
731,223	1.17%, 09/16/2069(1)	738,102
358,651	1.22%, 07/15/2069(1)	362,651
368,449	3.52%, 06/16/2042(1)	376,708
	Navient Student Loan Trust
553,798	4.00%, 12/15/2059(1)	571,433
	Oaktown Re Ltd.
61,306	3.33%, 07/25/2030, 1 mo. USD LIBOR + 3.200%(1)(2)	61,371
844,457	4.13%, 04/25/2027, 1 mo. USD LIBOR + 4.000%(1)(2)	845,690
500,000	5.38%, 10/25/2030, 1 mo. USD LIBOR + 5.250%(1)(2)	507,946
	OCP CLO Ltd.
314,571	1.04%, 10/26/2027, 3 mo. USD LIBOR + 0.820%(1)(2)	313,733
500,000	1.50%, 07/15/2030, 3 mo. USD LIBOR + 1.260%(1)(2)	500,821
	Preston Ridge Partners Mortgage Trust LLC
785,393	3.35%, 07/25/2024(1)(5)	789,722
938,402	3.67%, 08/25/2025(1)(5)	947,763
	Sofi Professional Loan Program LLC
600,000	3.09%, 08/17/2048(1)	621,452
	Sofi Professional Loan Program Trust
414,729	1.95%, 02/15/2046(1)	424,426
	TAL Advantage VII LLC
1,365,475	2.05%, 09/20/2045(1)	1,394,241
	Textainer Marine Containers VII Ltd.
674,332	2.73%, 08/21/2045(1)	691,626
	Textainer Marine Containers VIII Ltd.
624,827	2.10%, 09/20/2045(1)	635,195
1,041,422	2.11%, 09/20/2045(1)	1,059,854
	Towd Point Mortgage Trust
1,400,000	4.25%, 10/25/2058(1)(4)	1,419,038
919,000	4.40%, 11/25/2058(1)(4)	938,246
1,053,000	4.50%, 11/25/2058(1)(4)	1,079,270
1,000,000	5.00%, 11/25/2058(1)(4)	1,050,466
	Treman Park CLO Ltd.
663,842	1.29%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)(3)	663,337
	Tricon American Homes
974,000	4.88%, 07/17/2038(1)	1,041,586
	VCAT LLC
340,212	3.67%, 08/25/2050(1)(5)	344,214

		29,238,681

	Asset-Backed - Home Equity - 6.8%
676,451	American Home Mortgage Investment Trust	655,255
	0.61%, 02/25/2032, 1 mo. USD LIBOR + 0.480%(1)(2)

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	CWABS Revolving Home Equity Loan Trust
$ 710,364	0.27%, 07/15/2036, 1 mo. USD LIBOR + 0.140%(2)	$666,124
502,179	0.42%, 02/15/2034, 1 mo. USD LIBOR + 0.290%(2)	498,512
1,593	0.43%, 02/15/2034, 1 mo. USD LIBOR + 0.300%(2)	1,592
	CWHEQ Revolving Home Equity Loan Trust
710,358	0.27%, 01/15/2037, 1 mo. USD LIBOR + 0.140%(2)(3)	683,215
	CWHEQ Revolving Home Equity Loan Resecuritization Trust
537,524	0.32%, 11/15/2035, 1 mo. USD LIBOR + 0.190%(1)(2)	455,696
	Home Equity Loan Trust
197,042	0.26%, 05/25/2036, 1 mo. USD LIBOR + 0.130%(2)	194,106
	Home Re Ltd.
899,000	3.13%, 10/25/2028, 1 mo. USD LIBOR + 3.000%(1)(2)	906,826
500,000	4.28%, 10/25/2030, 1 mo. USD LIBOR + 4.150%(1)(2)	515,298
	Legacy Mortgage Asset Trust
187,630	4.00%, 12/28/2054(1)(4)	189,409
	Master Asset Backed-Securities Trust
1,108,186	0.43%, 05/25/2037, 1 mo. USD LIBOR + 0.300%(1)(2)	1,031,797
	Option One Mortgage Loan Trust
478,151	5.86%, 01/25/2037(5)	489,552

		6,287,382

	Asset-Backed - Student Loan - 9.4%
	Income Contingent Student Loan
GBP 3,265,589	1.32%, 07/24/2058, 12 mo. GBP LIBOR + 1.000%(3)	4,447,698
	SLM Student Loan Trust
EUR 3,638,150	0.00%, 10/25/2039, 3 mo. Euribor + 0.400%(2)(3)(6)	4,188,140

		8,635,838

	Commercial Mortgage-Backed Securities - 13.0%
	BX Commercial Mortgage Trust
$ 648,000	2.08%, 03/15/2037, 1 mo. USD LIBOR + 1.951%(1)(2)	648,800
	BX Trust
1,015,000	1.90%, 05/15/2030, 1 mo. USD LIBOR + 1.770%(1)(2)	1,002,262
	CAMB Commercial Mortgage Trust
1,000,000	2.68%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	973,611
	Citigroup Commercial Mortgage Trust
500,000	1.28%, 12/15/2036, 1 mo. USD LIBOR + 1.150%(1)(2)	493,750
500,000	2.93%, 12/15/2036, 1 mo. USD LIBOR + 2.800%(1)(2)	470,001
1,000,000	3.52%, 05/10/2035(1)(4)	1,013,859
	COMM Mortgage Trust
280,000	2.13%, 06/15/2034, 1 mo. USD LIBOR + 2.000%(1)(2)	264,596
536,000	2.33%, 10/15/2034, 1 mo. USD LIBOR + 2.200%(1)(2)	511,591
252,000	2.52%, 06/15/2034, 1 mo. USD LIBOR + 2.394%(1)(2)	210,523
	Core Mortgage Trust
835,000	2.03%, 12/15/2031, 1 mo. USD LIBOR + 1.900%(1)(2)	820,323
	Credit Suisse Mortgage Capital Certificates
1,708,000	2.28%, 05/15/2036, 1 mo. USD LIBOR + 2.150%(1)(2)	1,712,384
	HPLY Trust
813,535	2.48%, 11/15/2036, 1 mo. USD LIBOR + 2.350%(1)(2)	805,372
	Morgan Stanley Capital I Trust
900,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	897,005
	Morgan Stanley Capital Trust
508,693	1.78%, 08/15/2033, 1 mo. USD LIBOR + 1.650%(1)(2)	471,081
250,000	2.68%, 07/15/2035, 1 mo. USD LIBOR + 2.550%(1)(2)	244,985
	MSSG Trust
1,413,000	3.74%, 09/13/2039(1)(4)	1,404,234

		11,944,377

	Other Asset-Backed Securities - 18.6%
	BlueMountain CLO Ltd.
906,701	1.45%, 01/20/2029, 3 mo. USD LIBOR + 1.230%(1)(2)(3)	905,915
	Carlyle Global Market Strategies CLO Ltd.
1,498,035	1.11%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(2)(3)	1,498,165
	CBAM Ltd.
1,750,000	1.51%, 01/15/2031, 3 mo. USD LIBOR + 1.270%(1)(2)(3)	1,748,577
	CIFC Funding Ltd.
1,330,546	1.02%, 01/20/2028, 3 mo. USD LIBOR + 0.800%(1)(2)(3)	1,330,844

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	CSMC Trust
$ 718,938	4.10%, 09/27/2066(1)(4)	$723,530
	Dryden 53 CLO Ltd.
850,000	1.36%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	850,671
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	1.17%, 04/20/2029, 3 mo. USD LIBOR + 0.950%(1)(2)(3)	1,000,089
	JP Morgan Mortgage Acquisition Trust
750,000	4.82%, 11/25/2036(5)	809,389
	LCM XIII L.P.
3,000,000	1.36%, 07/19/2027, 3 mo. USD LIBOR + 1.140%(1)(2)(3)	3,000,129
	LCM XXIII Ltd.
1,000,000	1.29%, 10/20/2029, 3 mo. USD LIBOR + 1.070%(1)(2)(3)	999,260
	MP CLO VIII Ltd.
1,259,389	1.13%, 10/28/2027, 3 mo. USD LIBOR + 0.910%(1)(2)(3)	1,254,992
	Preston Ridge Partners Mortgage Trust LLC
1,428,790	3.35%, 11/25/2024(1)(5)	1,435,185
	Towd Point Mortgage Trust
$ 1,599,861	2.25%, 02/25/2060(1)(4)	1,627,270

		17,184,016

	Whole Loan Collateral CMO - 30.8%
	Alba plc
GBP 566,500	0.21%, 03/17/2039, 3 mo. GBP LIBOR + 0.170%(2)(6)	742,757
3,387,776	0.21%, 12/15/2038, 3 mo. GBP LIBOR + 0.170%(2)(3)(6)	4,519,057
	Banc of America Funding Trust
$ 1,174,000	2.61%, 06/26/2035(1)(4)	1,134,914
	Dukinfield plc
GBP 1,400,000	3.78%, 12/20/2052, 3 mo. GBP LIBOR + 3.750%(2)(6)	1,892,997
	Eagle RE Ltd.
$ 510,728	1.93%, 04/25/2029, 1 mo. USD LIBOR + 1.800%(1)(2)	511,408
1,000,000	2.73%, 10/25/2030, 1 mo. USD LIBOR + 2.600%(1)(2)	1,009,486
500,000	4.13%, 10/25/2030, 1 mo. USD LIBOR + 4.000%(1)(2)	508,798
	EMF plc
GBP 173,195	1.02%, 03/13/2046, 3 mo. GBP LIBOR + 0.980%(2)(6)	236,121
	Eurosail plc
264,881	0.20%, 12/15/2044, 3 mo. GBP LIBOR + 0.160%(2)(6)	361,302
	Fannie Mae Connecticut Avenue Securities
$ 663,643	2.28%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	664,268
965,339	2.53%, 05/25/2030, 1 mo. USD LIBOR + 2.400%(2)	971,017
1,088,783	5.03%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	1,121,352
	FirstKey Homes LLC
1,119,000	3.64%, 09/17/2025(1)	1,160,825
	IndyMac INDX Mortgage Loan Trust
447,708	0.69%, 03/25/2035, 1 mo. USD LIBOR + 0.560%(2)	442,566
	Landmark Mortgage Securities No. 2 plc
GBP 492,513	0.24%, 06/17/2039, 3 mo. GBP LIBOR + 0.200%(2)(3)(6)	644,012
	Newgate Funding plc
674,682	0.20%, 12/01/2050, 3 mo. GBP LIBOR + 0.160%(2)(6)	890,654
	Oaktown Re III Ltd.
$ 34,429	1.53%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	34,437
	Preston Ridge Partners Mortgage Trust LLC
889,256	2.86%, 09/25/2025(1)(5)	896,902
628,469	2.98%, 02/25/2025(1)(5)	630,223
	Radnor RE Ltd.
746,440	2.08%, 02/25/2029, 1 mo. USD LIBOR + 1.950%(1)(2)	747,839
500,000	4.73%, 10/25/2030, 1 mo. USD LIBOR + 4.600%(1)(2)	509,320
	Resloc plc
GBP 1,189,546	0.20%, 12/15/2043, 3 mo. GBP LIBOR + 0.160%(2)(3)(6)	1,567,617
	RMAC Securities plc
1,733,458	0.19%, 06/12/2044, 3 mo. GBP LIBOR + 0.150%(2)(3)(6)	2,289,913
3,195,622	0.21%, 06/12/2044, 3 mo. GBP LIBOR + 0.170%(2)(3)(6)	4,215,773

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Wells Fargo Mortgage Backed Securities Trust
$ 719,294	3.18%, 10/25/2037(4)	$704,131

		28,407,689

	Total Asset & Commercial Mortgage-Backed Securities (cost $101,228,376)	$102,808,507

Corporate Bonds - 6.2%
	Diversified Financial Services - 1.6%
	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
764,000	3.88%, 03/01/2031(1)	774,505
	Springleaf Finance Corp.
643,000	8.88%, 06/01/2025	717,652

		1,492,157

	Insurance - 3.5%
	Ambac LSNI LLC
1,813,965	6.00%, 02/12/2023, 3 mo. USD LIBOR + 5.000%(1)(2)(3)	1,820,767
	MGIC Investment Corp.
451,000	5.25%, 08/15/2028	482,570
	NMI Holdings, Inc.
841,000	7.38%, 06/01/2025(1)(3)	946,125

		3,249,462

	Real Estate - 1.1%
	Invitation Homes Trust
963,289	1.03%, 06/17/2037, 1 mo. USD LIBOR + 0.900%(1)(2)	963,893

	Total Corporate Bonds (cost $5,567,759)	$5,705,512

U.S. Government Agencies - 13.4%
	Mortgage-Backed Agencies - 13.4%
	FHLMC - 10.3%
$ 175,782	1.43%, 09/25/2050, 1 mo. USD LIBOR + 1.300%(1)(2)	$176,062
1,777,980	1.50%, 11/01/2050	1,784,936
987,334	2.00%, 11/01/2050	1,019,202
505,426	2.00%, 09/25/2050(7)	48,340
791,498	2.00%, 09/01/2050	816,924
1,335,906	3.00%, 10/25/2050(7)	187,622
1,390,241	3.00%, 05/01/2050	1,503,175
1,255,799	3.00%, 02/01/2050	1,352,501
542,179	3.50%, 12/25/2050(7)	63,299
1,664,000	3.88%, 08/25/2050, 1 mo. USD LIBOR + 3.750%(1)(2)	1,685,913
706,778	4.00%, 12/25/2050(7)	97,626
106,150	4.28%, 01/25/2025, 1 mo. USD LIBOR + 4.150%(2)	107,004
564,002	5.13%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(2)	592,205

		9,434,809

	FNMA - 2.5%
1,200,429	2.50%, 06/01/2035	1,281,040
961,147	3.00%, 02/01/2050	1,051,135

		2,332,175

	GNMA - 0.6%
780,091	2.00%, 11/20/2050(7)	91,273
4,077,985	2.50%, 11/20/2050(7)	488,861

		580,134

	Total U.S. Government Agencies (cost $12,216,372)	$12,347,118

Common Stocks - 0.4%
	Real Estate - 0.4%
6,560	Kilroy Realty Corp. REIT	371,493

	Total Common Stocks (cost $373,937)	$371,493

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	Total Long-Term Investments (cost $119,386,444)		$121,232,630
Short-Term Investments - 5.1%
	Other Investment Pools & Funds - 5.1%
4,726,359	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(8)		$4,726,359

	Total Short-Term Investments (cost $4,726,359)		$4,726,359

	Total Investments (cost $124,112,803)	136.7%	$125,958,989
	Other Assets and Liabilities	(36.7)%	(33,815,648)

	Total Net Assets	100.0%	$92,143,341

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $74,820,608, representing 81.2% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(3)	All, or a portion of the security, was pledged as collateral in connection with reverse repurchase agreements. As of January 31, 2021, the market value of securities pledged was $41,464,835.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $21,548,343, representing 23.4% of net assets.

(7)	Securities disclosed are interest-only strips.
(8)	Current yield as of period end.

Reverse Repurchase Agreements Outstanding at January 31, 2021
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Value	Value Including Accrued Interest
JP Morgan Chase Bank	0.877%	01/13/21	02/11/2021	USD	(2,066,000)	$(2,066,000)	$(2,066,957)
JP Morgan Chase Bank	0.894%	01/04/21	02/02/2021	USD	(2,695,000)	(2,695,000)	(2,696,874)
JP Morgan Chase Bank	0.955%	11/24/20	02/19/2021	USD	(7,813,000)	(7,813,000)	(7,827,299)
JP Morgan Chase Bank	0.972%	11/16/20	02/12/2021	USD	(1,790,000)	(1,790,000)	(1,793,721)
JP Morgan Chase Bank	1.131%	01/06/21	02/04/2021	USD	(706,000)	(706,000)	(706,577)
JP Morgan Chase Bank	0.689%	01/29/21	04/29/2021	GBP	(487,936)	(668,546)	(668,584)
JP Morgan Chase Bank	0.627%	01/05/21	04/06/2021	GBP	(1,400,870)	(1,919,402)	(1,920,289)
JP Morgan Chase Bank	0.697%	11/20/20	02/19/2021	GBP	(2,153,868)	(2,951,123)	(2,955,180)
Merrill Lynch Mortgage
Investors Trust	0.250%	01/12/21	04/12/2021	EUR	(3,136,813)	(3,806,678)	(3,807,207)
Merrill Lynch Mortgage Investors
Trust	1.000%	01/12/21	04/12/2021	GBP	(6,831,149)	(9,359,700)	(9,359,700)

Total						$(33,775,449)	$(33,802,388)

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2021
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
978,105 USD	806,534 EUR	MSC	02/17/2021	$—	$(1,006)
6,980,899 USD	5,112,623 GBP	JPM	02/17/2021	—	(24,699)
Total Foreign Currency Contracts				$—	$(25,705)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$102,808,507	$—	$102,808,507	$—
Corporate Bonds	5,705,512	—	5,705,512	—
U.S. Government Agencies	12,347,118	—	12,347,118	—
Common Stocks
Real Estate	371,493	371,493	—	—
Short-Term Investments	4,726,359	4,726,359	—	—

Total	$125,958,989	$5,097,852	$120,861,137	$—

Liabilities
Foreign Currency Contracts(2)	$(25,705)	$—	$(25,705)	$—
Reverse Repurchase Agreements	(33,775,449)	—	(33,775,449)	—

Total	$(33,801,154)	$—	$(33,801,154)	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 15.4%
	Commercial Banks - 8.7%
	Bank of Nova Scotia
$ 1,589,000	2.38%, 01/18/2023	$1,652,206
	Barclays plc
5,255,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(1)	5,270,014
	Canadian Imperial Bank of Commerce
2,735,000	2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(1)	2,825,493
	HSBC Holdings plc
1,844,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(1)	2,093,548
	JPMorgan Chase & Co.
4,756,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR + 1.585% thereafter)(1)	4,957,913
2,859,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(1)	2,988,964
	National Bank of Canada
6,057,000	2.10%, 02/01/2023	6,251,437
	PNC Financial Services Group, Inc.
2,013,000	3.50%, 01/23/2024	2,189,463
	Royal Bank of Canada
2,154,000	2.25%, 11/01/2024	2,288,910
	Toronto-Dominion Bank
3,678,000	2.65%, 06/12/2024	3,939,549
	Truist Financial Corp.
2,933,000	2.20%, 03/16/2023	3,042,981
	Wells Fargo & Co.
1,466,000	3.75%, 01/24/2024	1,594,316

		39,094,794

	Healthcare-Services - 1.0%
	CommonSpirit Health
776,000	2.76%, 10/01/2024	832,515
1,965,000	3.35%, 10/01/2029	2,174,383
	UnitedHealth Group, Inc.
1,517,000	2.38%, 08/15/2024	1,613,987

		4,620,885

	Pharmaceuticals - 1.4%
	Bristol-Myers Squibb Co.
2,472,000	2.90%, 07/26/2024	2,676,515
	CVS Health Corp.
2,997,000	3.75%, 04/01/2030	3,429,722

		6,106,237

	Real Estate Investment Trusts - 0.9%
	Boston Properties L.P.
2,227,000	3.40%, 06/21/2029	2,462,679
	Ventas Realty L.P.
1,318,000	2.65%, 01/15/2025	1,407,267

		3,869,946

	Retail - 1.5%
	7-Eleven, Inc.
3,742,000	0.66%, 08/10/2022, 3 mo. USD LIBOR + 0.450%(2)(3)	3,744,249
	McDonald’s Corp.
2,860,000	1.45%, 09/01/2025	2,946,044

		6,690,293

	Semiconductors - 0.5%
	Broadcom, Inc.
2,108,000	1.95%, 02/15/2028(2)	2,115,593

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Software - 1.2%
	Oracle Corp.
$ 5,009,000	2.80%, 04/01/2027	$5,470,520

	Transportation - 0.2%
	United Parcel Service, Inc.
821,000	2.20%, 09/01/2024	868,428

	Total Corporate Bonds (cost $65,236,560)	$68,836,696

Municipal Bonds - 67.7%
	Arizona - 0.3%
	City of Phoenix, AZ, Civic Improvement Corp.
350,000	5.00%, 07/01/2026	436,058
350,000	5.00%, 07/01/2027	446,533
460,000	5.00%, 07/01/2028	586,321

		1,468,912

	California - 3.7%
	California County, CA, Tobacco Securitization Agency
120,000	4.00%, 06/01/2022	126,073
150,000	4.00%, 06/01/2023	163,190
	California State Health Facs Finance Auth Rev
2,835,000	5.00%, 04/01/2033	3,728,479
	City of El Cajon, CA
190,000	0.93%, 04/01/2024	190,196
275,000	1.18%, 04/01/2025	276,457
	City of Los Angeles, CA, Department of Airports
405,000	0.85%, 05/15/2026	404,725
405,000	1.10%, 05/15/2027	404,486
460,000	1.25%, 05/15/2028	459,167
	City of Pomona, CA
205,000	4.00%, 08/01/2023	219,797
305,000	4.00%, 08/01/2024	334,524
	City of Riverside, CA
200,000	1.90%, 06/01/2023	204,690
360,000	2.11%, 06/01/2024	372,182
	County of Sacramento, CA, Airport System Rev
550,000	5.00%, 07/01/2032	733,062
960,000	5.00%, 07/01/2033	1,273,008
600,000	5.00%, 07/01/2034	792,978
	East Side, CA, Union High School Dist, GO, (NATL Insured)
20,000	5.25%, 02/01/2024	22,990
	Merced, CA, Union High School Dist, GO
1,000,000	0.00%, 08/01/2034(4)	788,050
	Moreno Valley, CA, Unified School Dist, GO, (NATL Insured)
4,675,000	0.00%, 08/01/2025(4)	4,516,330
	North Orange County, CA, Community College Dist, GO, (NATL Insured)
200,000	0.00%, 08/01/2028(4)	185,262
	Rialto, CA, Unified School Dist, GO, (AGM Insured)
300,000	0.00%, 08/01/2029(4)	269,175
	San Francisco, CA, Community College Dist, GO
310,000	1.33%, 06/15/2026	314,917
295,000	1.82%, 06/15/2028	305,118
410,000	2.02%, 06/15/2029	429,643
	Southern California Metropolitan Water Dist, (FGIC-TCRS Insured)
10,000	5.75%, 07/01/2021	10,000

		16,524,499

	Colorado - 1.0%
	City & County of Denver, CO, Airport System Rev
950,000	5.00%, 11/15/2032	1,269,884
	Colorado Housing and Finance Auth, (GNMA/FNMA/FHLMC Insured)
2,985,000	3.50%, 05/01/2050	3,350,245

		4,620,129

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Connecticut - 0.9%
	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
$ 2,610,000	4.25%, 05/15/2042	$2,913,673
	State of Connecticut, GO
830,000	2.10%, 07/01/2025	885,071
150,000	4.00%, 06/01/2023	163,007

		3,961,751

	Delaware - 0.4%
	Delaware Transportation Auth
630,000	5.00%, 09/01/2029	841,024
285,000	5.00%, 07/01/2032	390,473
570,000	5.00%, 09/01/2033	760,232

		1,991,729

	District of Columbia - 2.3%
	Dist of Columbia
2,800,000	5.00%, 10/01/2030	3,803,016
	Dist of Columbia Water & Sewer Auth Rev
5,225,000	5.00%, 10/01/2052	6,407,418

		10,210,434

	Florida - 3.6%
	County of Miami-Dade FL
460,000	1.00%, 10/01/2024	464,784
440,000	1.15%, 10/01/2025	446,890
	County of Miami-Dade FL Aviation Rev.
435,000	1.23%, 10/01/2025	436,335
	County of Miami-Dade, FL, GO
4,810,000	5.00%, 07/01/2029	6,482,774
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
310,000	3.00%, 07/01/2051	343,995
725,000	3.50%, 07/01/2051	815,951
905,000	4.00%, 07/01/2049	994,876
	Florida State Board of Administration Finance Co.
5,814,000	1.26%, 07/01/2025	5,979,466

		15,965,071

	Georgia - 3.2%
	Georgia Municipal Association, Inc.
50,000	5.00%, 12/01/2026	63,068
35,000	5.00%, 12/01/2027	45,386
25,000	5.00%, 12/01/2028	32,221
80,000	5.00%, 12/01/2029	102,123
55,000	5.00%, 12/01/2030	69,921
55,000	5.00%, 12/01/2032	69,144
35,000	5.00%, 12/01/2033	43,855
	Main Street, GA, Natural Gas, Inc.
3,945,000	4.00%, 08/01/2048(5)	4,334,411
8,250,000	4.00%, 03/01/2050(5)	9,707,528

		14,467,657

	Illinois - 5.4%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
475,000	5.00%, 01/01/2029	576,778
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
695,000	5.25%, 12/01/2032	996,665
	Chicago, IL, O’Hare International Airport
7,735,000	5.00%, 01/01/2033	10,098,661
	Chicago, IL, Transit Auth
1,145,000	5.00%, 06/01/2025	1,352,806
	Illinois Housing Dev Auth (GNMA/FNMA/FHLMC Insured)
6,570,000	3.75%, 04/01/2050	7,385,797
1,390,000	4.50%, 10/01/2048	1,568,657

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
$ 90,000	0.00%, 06/15/2028(4)	$78,917
	Railsplitter, IL, Tobacco Settlement Auth
1,350,000	5.00%, 06/01/2022	1,431,648
	Rock Island County, IL, School Dist No. 41, GO (BAM Insured)
125,000	4.00%, 12/01/2023	136,884
140,000	5.00%, 12/01/2024	163,183
	Southwestern Illinois Dev Auth
470,000	6.38%, 11/01/2023	518,306

		24,308,302

	Indiana - 0.2%
	Indiana Housing & Community Dev Auth (GNMA Insured)
920,000	4.00%, 07/01/2048	1,015,928

	Iowa - 0.3%
	Iowa Finance Auth (GNMA/FNMA/FHLMC Insured)
645,000	3.25%, 07/01/2050	720,981
730,000	4.00%, 07/01/2048	806,380

		1,527,361

	Kentucky - 3.8%
	Kentucky Public Energy Auth
6,080,000	4.00%, 12/01/2049(5)	6,943,238
6,265,000	4.00%, 02/01/2050(5)	7,526,458
	Kentucky State Property & Building Commission Rev
660,000	5.00%, 05/01/2024	755,093
1,175,000	5.00%, 08/01/2024	1,356,420
445,000	5.00%, 05/01/2025	526,128

		17,107,337

	Louisiana - 0.1%
	Louisiana Housing Corp. Rev
335,000	4.50%, 12/01/2047	376,543

	Maine - 0.8%
	Maine Municipal Bond Bank
325,000	5.00%, 09/01/2029	431,971
535,000	5.00%, 09/01/2031	718,221
415,000	5.00%, 09/01/2032	554,440
	Maine State Housing Auth
1,775,000	4.00%, 11/15/2048	1,954,985

		3,659,617

	Maryland - 3.0%
	State of Maryland Department of Transportation
7,095,000	5.00%, 10/01/2029	9,670,414
2,710,000	5.00%, 10/01/2030	3,776,710

		13,447,124

	Massachusetts - 0.9%
	Commonwealth of Massachusetts, GO
1,685,000	5.00%, 01/01/2035	2,159,412
	Massachusetts Educational Financing Auth
665,000	3.17%, 07/01/2025	715,453
510,000	3.27%, 07/01/2026	554,253
560,000	3.38%, 07/01/2027	613,799

		4,042,917

	Michigan - 0.2%
	Southgate, MI, Community School Dist, GO (BAM Q-SBLF Insured)
255,000	5.00%, 05/01/2024	293,079
350,000	5.00%, 05/01/2025	416,077

		709,156

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Minnesota - 1.8%
	Minnesota Housing Finance Agency Rev (GNMA/FNMA/FHLMC Insured)
$ 7,085,000	3.00%, 01/01/2051	$7,849,755

	Mississippi - 0.4%
	Mississippi Home Corp. (GNMA/FNMA/FHLMC Insured)
1,435,000	3.25%, 12/01/2050	1,602,536

	Missouri - 4.2%
	Curators of The University Of Missouri
8,045,000	5.00%, 11/01/2030	11,178,608
	Missouri Housing Dev Commission Rev (GNMA/FNMA/FHLMC Insured)
2,005,000	3.25%, 05/01/2051	2,248,347
1,120,000	3.50%, 11/01/2050	1,264,099
1,885,000	4.25%, 05/01/2049	2,115,177
1,630,000	4.75%, 05/01/2049	1,856,342

		18,662,573

	Nebraska - 1.3%
	Nebraska Investment Finance Auth Rev
4,015,000	3.00%, 09/01/2050	4,445,248
1,190,000	4.00%, 09/01/2048	1,314,188

		5,759,436

	Nevada - 0.4%
	Nevada Housing Division (GNMA/FNMA/FHLMC Insured)
1,465,000	4.00%, 10/01/2049	1,645,385

	New Jersey - 2.5%
	Garden State, NJ, Preservation Trust, (AGM Insured)
1,430,000	5.75%, 11/01/2028	1,794,679
	New Jersey Economic Dev Auth
150,000	5.00%, 06/15/2023	166,078
95,000	5.00%, 06/15/2024	109,013
70,000	5.00%, 03/01/2026	76,495
285,000	5.00%, 06/15/2027	355,711
565,000	5.00%, 06/15/2028	699,673
	New Jersey Transportation Trust Fund Auth
140,000	4.00%, 06/15/2035	166,828
405,000	5.00%, 06/15/2024	461,676
1,530,000	5.00%, 12/15/2028	1,966,004
685,000	5.50%, 12/15/2022	751,082
	New Jersey Turnpike Auth
1,510,000	1.05%, 01/01/2026	1,528,603
110,000	5.00%, 01/01/2023	119,748
605,000	5.00%, 01/01/2029	773,910
	State of New Jersey, GO
1,165,000	5.00%, 06/01/2026	1,433,241
	Tobacco Settlement Financing Corp., NJ
740,000	5.00%, 06/01/2029	963,273

		11,366,014

	New Mexico - 1.4%
	New Mexico Mortgage Finance Auth (GNMA/FNMA/FHLMC Insured)
4,460,000	3.00%, 01/01/2051	4,947,478
970,000	4.00%, 01/01/2049	1,077,476

		6,024,954

	New York - 5.4%
	City of New York, NY, GO
4,210,000	5.00%, 08/01/2033	5,645,568
	New York City Transitional Finance Auth, Future Tax Secured Rev
2,605,000	5.00%, 05/01/2033	3,527,535
	New York State Dormitory Auth Rev
7,600,000	4.00%, 03/15/2035	9,323,984
	New York Transportation Dev. Corp.
300,000	1.36%, 12/01/2021	300,231

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	New York Transportation Dev. Corp.
$290,000	1.61%, 12/01/2022	$290,667
475,000	5.00%, 12/01/2028	611,268
	Port Auth of New York & New Jersey Rev
750,000	5.00%, 07/15/2031	970,162
2,585,000	5.00%, 07/15/2033	3,474,111
		24,143,526
	Ohio - 1.8%
	Ohio Housing Finance Agency (GNMA/FNMA/FHLMC Insured)
3,210,000	3.25%, 03/01/2050	3,592,183
1,650,000	4.50%, 09/01/2048	1,851,217
	Ohio State University
5,000	5.00%, 12/01/2030	7,022
5,000	5.00%, 12/01/2031	7,136
	Ohio Turnpike & Infrastructure Commission Rev
1,680,000	0.00%, 02/15/2038(4)	1,185,526
1,395,000	0.00%, 02/15/2041(4)	898,798
	State of Ohio, GO
525,000	5.00%, 05/01/2032	716,126
		8,258,008
	Oklahoma - 0.3%
	Oklahoma Housing Finance Agency (GNMA/FNMA/FHLMC Insured)
1,215,000	4.00%, 03/01/2050	1,387,809
	Oregon - 0.9%
	Multnomah County, OR, School Dist No.1 Portland, GO, (School Bond Guaranty Insured)
3,310,000	5.00%, 06/15/2025	3,995,137
	Pennsylvania - 2.6%
	Commonwealth Finance Auth, PA
635,000	5.00%, 06/01/2032	803,516
	Geisinger, PA, Health System Auth Rev
1,295,000	5.00%, 02/15/2032	1,616,212
	Pennsylvania Housing Finance Agency
2,180,000	3.50%, 04/01/2049	2,367,611
	Pennsylvania State University
260,000	5.00%, 03/01/2025	310,144
450,000	5.00%, 03/01/2027	574,169
365,000	5.00%, 03/01/2028	478,183
	Pennsylvania Turnpike Commission Rev
240,000	5.00%, 12/01/2026	298,034
705,000	5.00%, 12/01/2027	897,944
445,000	5.00%, 12/01/2028	565,697
300,000	5.00%, 12/01/2032	412,299
310,000	5.00%, 12/01/2033	424,114
	Philadelphia, PA, Gas Works Co., (AGM Insured)
440,000	5.00%, 08/01/2029	579,674
910,000	5.00%, 08/01/2030	1,216,989
820,000	5.00%, 08/01/2033	1,090,944
	Reading, PA, School Dist, GO (AGM State Aid Withholding Insured)
70,000	5.00%, 03/01/2025	82,221
55,000	5.00%, 03/01/2026	66,494
50,000	5.00%, 03/01/2027	61,499
		11,845,744
	Rhode Island - 2.3%
	Rhode Island Commerce Corp.
2,230,000	5.00%, 05/15/2026	2,745,130
	Rhode Island Housing & Mortgage Finance Corp.
6,590,000	3.75%, 10/01/2049	7,374,671
		10,119,801

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	South Carolina - 2.3%
	Patriots Energy Group Financing Agency, SC
$ 6,425,000	4.00%, 10/01/2048(5)	$7,086,004
	South Carolina Jobs-Economic Dev Auth
2,360,000	3.75%, 01/01/2050	2,687,002
	Tobacco Settlement Rev Mgmt Auth, SC
250,000	6.38%, 05/15/2030	358,907
		10,131,913
	South Dakota - 0.2%
	South Dakota Conservancy Dist
185,000	5.00%, 08/01/2026	232,214
245,000	5.00%, 08/01/2029	333,205
235,000	5.00%, 08/01/2030	325,710
		891,129
	Tennessee - 0.4%
	Metropolitan Nashville, TN, Airport Auth
250,000	5.00%, 07/01/2049	319,340
	Tennessee Housing Dev Agency
1,320,000	4.50%, 07/01/2049	1,494,134
		1,813,474
	Texas - 7.8%
	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured)
3,770,000	5.00%, 08/15/2033	4,995,137
2,375,000	5.00%, 12/01/2047	2,867,361
	Austin, TX, Independent School Dist, GO (PSF-GTD Insured)
2,775,000	4.00%, 08/01/2033	3,495,473
	Bexar County, TX, Hospital Dist, GO
705,000	5.00%, 02/15/2030	906,715
	City of Houston, TX, Airport System Rev
2,385,000	5.00%, 07/01/2029	3,148,319
1,325,000	5.00%, 07/01/2030	1,775,950
	Conroe, TX, Independent School Dist, GO (PSF-GTD Insured)
1,305,000	5.00%, 02/15/2030	1,788,881
	Cypress-Fairbanks, TX, Independent School Dist, GO (PSF-GTD Insured)
1,695,000	4.00%, 02/15/2033	2,138,581
370,000	5.00%, 02/15/2027	471,214
	Dallas, TX, Area Rapid Transit Sales Tax Rev (AMBAC Insured)
210,000	5.25%, 12/01/2030	296,808
	Dallas-Fort Worth, TX, International Airport Rev
1,190,000	2.04%, 11/01/2024	1,240,908
	El Paso, TX, Independent School Dist, GO (PSF-GTD Insured)
390,000	5.00%, 08/15/2026	488,896
	Harris County, TX, Cultural Education Facs Finance Corp.
430,000	5.00%, 11/15/2027	552,976
450,000	5.00%, 11/15/2028	575,172
430,000	5.00%, 11/15/2029	546,036
	Lower Colorado River, TX, Auth Rev
370,000	5.00%, 05/15/2029	494,117
140,000	5.00%, 05/15/2030	190,973
	North East Texas Independent School Dist, GO, (PSF-GTD Insured)
100,000	5.25%, 02/01/2027	128,148
	Northside, TX, Independent School Dist, GO (PSF-GTD Insured)
90,000	5.00%, 02/15/2026	111,330
365,000	5.00%, 02/15/2030	500,722
	Texas Department of Housing & Community Affairs Rev (GNMA Insured)
1,975,000	3.50%, 03/01/2051	2,263,488
1,280,000	4.00%, 03/01/2050	1,476,250
1,020,000	4.75%, 03/01/2049	1,146,745
	Texas Municipal Gas Acquisition & Supply Corp. III
1,245,000	5.00%, 12/15/2028	1,607,083
	University of Texas
880,000	5.00%, 05/15/2035	1,097,527

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	University of Texas, Permanent University Fund
$ 480,000	5.25%, 07/01/2028	$641,395
		34,946,205
	Washington - 1.0%
	North Thurston, WA, Public Schools, GO, (School Bond Guaranty Insured)
240,000	5.00%, 12/01/2027	312,341
	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured)
2,755,000	4.00%, 12/01/2048	3,050,639
1,120,000	4.00%, 06/01/2050	1,283,688
		4,646,668
	West Virginia - 0.1%
	West Virginia Commissioner of Highways
360,000	5.00%, 09/01/2026	449,867
	Wisconsin - 0.2%
	Wisconsin Health & Educational Facs Auth
650,000	5.00%, 04/01/2033	807,034
	Wyoming - 0.3%
	Wyoming Community Dev Auth
1,270,000	4.00%, 06/01/2043	1,401,166
	Total Municipal Bonds (cost $286,605,330)	$303,152,601
	U.S. Government Agencies - 8.2%
	FHLMC - 2.7%
$ 12,179,164	1.50%, 11/01/2050	$12,226,812
	FNMA - 5.5%
12,162,618	1.50%, 11/01/2050	12,210,202
12,386,217	1.50%, 12/01/2050	12,434,676
		24,644,878
	Total U.S. Government Agencies (cost $37,048,602)	$36,871,690
U.S. Government Securities - 4.7%
	U.S. Treasury Securities - 4.7%
	U.S. Treasury Notes - 4.7%
8,251,000	0.13%, 04/30/2022	8,252,289
2,100,000	0.13%, 10/15/2023	2,097,785
10,105,000	1.88%, 07/31/2026	10,842,350
	Total U.S. Government Securities (cost $21,159,898)	$21,192,424
	Total Long-Term Investments (cost $410,050,390)	$430,053,411
Short-Term Investments - 4.7%
	Other Investment Pools & Funds - 1.7%
7,668,172	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(6)	7,668,172
	U.S. Treasury Securities - 3.0%
	U.S. Treasury Bills - 3.0%
2,348,000	0.05%, 03/04/2021(7)	2,347,905
1,633,000	0.07%, 03/04/2021(7)	1,632,900
330,700	0.07%, 03/04/2021(7)	330,679
6,467,900	0.08%, 03/04/2021(7)	6,467,477
2,000,000	0.08%, 03/04/2021(7)	1,999,868
700,000	0.08%, 03/04/2021(7)	699,952
		13,478,781
	Total Short-Term Investments (cost $21,146,953)	$21,146,953

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
Total Investments (cost $431,197,343)	100.7%	$	451,200,364
Other Assets & Liabilities	(0.7)%		(3,135,889)

Total Net Assets	100.0%	$	448,064,475

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2021, the aggregate value of these securities was $5,859,842, representing 1.3% of net assets.

(3)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2021. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.

	Futures Contracts Outstanding at January 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 5-Year Note Future	321	03/31/2021	$40,405,875	$(3,122)
U.S. Treasury 10-Year Note Future	588	03/22/2021	80,574,375	485,843

Total				$482,721

Total futures contracts				$482,721

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Corp.
CR	Custody Receipts
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
PSF-GTD	Permanent School Fund Guaranteed
SOFR	Secured Overnight Financing Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$68,836,696	$—	$68,836,696	$—
Municipal Bonds	303,152,601	—	303,152,601	—
U.S. Government Agencies	36,871,690	—	36,871,690	—
U.S. Government Securities	21,192,424	—	21,192,424	—
Short-Term Investments	21,146,953	7,668,172	13,478,781	—
Futures Contracts(2)	485,843	485,843	—	—

Total	$451,686,207	$8,154,015	$443,532,192	$—

Liabilities
Futures Contracts(2)	$(3,122)	$(3,122)	$—	$—

Total	$(3,122)	$(3,122)	$—	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders US MidCap Opportunities Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Banks - 4.1%
98,353	Commerce Bancshares, Inc.	$6,574,898
285,089	Fifth Third Bancorp	8,247,625
56,884	First Republic Bank	8,247,611
51,788	M&T Bank Corp.	6,860,356

		29,930,490

	Capital Goods - 10.3%
152,563	BWX Technologies, Inc.	8,226,197
82,795	Dover Corp.	9,644,790
146,166	Fortune Brands Home & Security, Inc.	12,606,818
108,078	Hexcel Corp.	4,718,685
56,769	IDEX Corp.	10,569,820
213,448	Pentair plc	11,624,378
68,842	Snap-on, Inc.	12,390,872
43,958	Trane Technologies plc	6,301,379

		76,082,939

	Commercial & Professional Services - 3.7%
143,760	Robert Half International, Inc.	9,703,800
52,612	Verisk Analytics, Inc.	9,654,302
81,052	Waste Connections, Inc.	7,984,433

		27,342,535

	Consumer Durables & Apparel - 3.0%
131,807	Brunswick Corp.	11,396,033
74,108	Mohawk Industries, Inc.*	10,641,909

		22,037,942

	Consumer Services - 1.9%
210,846	Aramark	7,229,910
34,505	Churchill Downs, Inc.	6,467,962

		13,697,872

	Diversified Financials - 2.2%
88,699	Raymond James Financial, Inc.	8,863,691
133,398	SEI Investments Co.	7,050,084

		15,913,775

	Energy - 1.6%
74,934	Diamondback Energy, Inc.	4,248,008
60,150	Pioneer Natural Resources Co.	7,272,135

		11,520,143

	Food & Staples Retailing - 1.3%
49,588	Casey’s General Stores, Inc.	9,296,758

	Food, Beverage & Tobacco - 1.6%
78,506	Hershey Co.	11,417,913

	Health Care Equipment & Services - 9.8%
128,799	Centene Corp.*	7,766,580
29,127	Cooper Cos., Inc.	10,603,393
210,720	Dentsply Sirona, Inc.	11,271,413
172,807	Encompass Health Corp.	13,893,683
39,590	Masimo Corp.*	10,131,873
27,510	Teleflex, Inc.	10,388,601
27,868	West Pharmaceutical Services, Inc.	8,346,187

		72,401,730

	Household & Personal Products - 0.8%
187,252	Reynolds Consumer Products, Inc.	5,617,560

	Insurance - 8.3%
100,265	Arthur J Gallagher & Co.	11,571,584
134,660	Assurant, Inc.	18,242,390
186,671	Brown & Brown, Inc.	8,043,653
96,112	Globe Life, Inc.	8,687,564

Hartford Schroders US MidCap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
88,253	Reinsurance Group of America, Inc.	$9,270,978
34,618	RenaissanceRe Holdings Ltd.	5,207,932

		61,024,101

	Materials - 2.9%
80,984	Ashland Global Holdings, Inc.	6,477,910
93,683	Crown Holdings, Inc.*	8,445,522
86,395	Westlake Chemical Corp.	6,605,762

		21,529,194

	Media & Entertainment - 5.0%
79,286	IAC/InterActiveCorp*	16,646,096
51,259	Match Group, Inc.*	7,169,084
66,094	Take-Two Interactive Software, Inc.*	13,248,542

		37,063,722

	Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
116,242	Catalent, Inc.*	13,373,642
122,228	Royalty Pharma plc Class A	5,745,938

		19,119,580

	Real Estate - 3.2%
63,260	Alexandria Real Estate Equities, Inc. REIT	10,571,379
224,193	Americold Realty Trust REIT	7,826,578
308,781	Brixmor Property Group, Inc. REIT	5,227,662

		23,625,619

	Retailing - 4.3%
79,271	Advance Auto Parts, Inc.	11,822,477
30,749	Burlington Stores, Inc.*	7,653,426
354,466	LKQ Corp.*	12,438,212

		31,914,115

	Semiconductors & Semiconductor Equipment - 6.1%
95,795	Entegris, Inc.	9,425,270
39,763	First Solar, Inc.*	3,942,502
95,703	Microchip Technology, Inc.	13,026,135
46,094	NXP Semiconductors N.V.	7,396,704
325,911	ON Semiconductor Corp.*	11,240,670

		45,031,281

	Software & Services - 10.5%
144,260	Amdocs Ltd.	10,187,641
128,177	Black Knight, Inc.*	10,470,779
248,169	Genpact Ltd.	9,499,910
83,917	Leidos Holdings, Inc.	8,900,237
21,128	Palo Alto Networks, Inc.*	7,410,646
94,668	PTC, Inc.*	12,582,324
311,337	Teradata Corp.*	8,374,965
48,415	VeriSign, Inc.*	9,395,899

		76,822,401

	Technology Hardware & Equipment - 9.4%
65,276	CDW Corp.	8,594,238
160,882	Ciena Corp.*	8,589,490
109,683	Dolby Laboratories, Inc. Class A	9,655,394
198,172	FLIR Systems, Inc.	10,314,853
86,433	Keysight Technologies, Inc.*	12,238,048
55,865	Motorola Solutions, Inc.	9,360,181
88,845	TE Connectivity Ltd.	10,696,938

		69,449,142

	Utilities - 4.3%
155,545	Alliant Energy Corp.	7,567,264
388,445	CenterPoint Energy, Inc.	8,192,305
51,992	Eversource Energy	4,549,300
222,463	FirstEnergy Corp.	6,842,962

Hartford Schroders US MidCap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
210,448	NiSource, Inc.		$4,661,423

			31,813,254

	Total Common Stocks (cost $521,959,125)		$712,652,066

Short-Term Investments - 3.2%
	Other Investment Pools & Funds - 3.2%
23,418,958	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)		23,418,958

	Total Short-Term Investments (cost $23,418,958)		$23,418,958

	Total Investments (cost $545,378,083)	100.1%	$736,071,024
	Other Assets and Liabilities	(0.1)%	(526,735)

	Total Net Assets	100.0%	$735,544,289

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Schroders US MidCap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$29,930,490	$29,930,490	$—	$—
Capital Goods	76,082,939	76,082,939	—	—
Commercial & Professional Services	27,342,535	27,342,535	—	—
Consumer Durables & Apparel	22,037,942	22,037,942	—	—
Consumer Services	13,697,872	13,697,872	—	—
Diversified Financials	15,913,775	15,913,775	—	—
Energy	11,520,143	11,520,143	—	—
Food & Staples Retailing	9,296,758	9,296,758	—	—
Food, Beverage & Tobacco	11,417,913	11,417,913	—	—
Health Care Equipment & Services	72,401,730	72,401,730	—	—
Household & Personal Products	5,617,560	5,617,560	—	—
Insurance	61,024,101	61,024,101	—	—
Materials	21,529,194	21,529,194	—	—
Media & Entertainment	37,063,722	37,063,722	—	—
Pharmaceuticals, Biotechnology & Life Sciences	19,119,580	19,119,580	—	—
Real Estate	23,625,619	23,625,619	—	—
Retailing	31,914,115	31,914,115	—	—
Semiconductors & Semiconductor Equipment	45,031,281	45,031,281	—	—
Software & Services	76,822,401	76,822,401	—	—
Technology Hardware & Equipment	69,449,142	69,449,142	—	—
Utilities	31,813,254	31,813,254	—	—
Short-Term Investments	23,418,958	23,418,958	—	—

Total	$736,071,024	$736,071,024	$—	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 93.3%
	Automobiles & Components - 2.7%
36,468	Gentherm, Inc.*	$2,234,031
13,481	LCI Industries	1,744,171
30,579	Patrick Industries, Inc.	2,111,786
45,207	Standard Motor Products, Inc.	1,773,470

		7,863,458

	Banks - 8.3%
15,856	Cambridge Bancorp	1,165,416
257,556	First BanCorp	2,343,760
78,415	First Interstate BancSystem, Inc. Class A	3,031,524
79,226	First Merchants Corp.	2,984,443
72,594	Heritage Financial Corp.	1,713,218
38,438	Lakeland Financial Corp.	2,256,311
120,794	OceanFirst Financial Corp.	2,193,619
97,113	Seacoast Banking Corp. of Florida*	2,957,091
33,443	South State Corp.	2,332,315
99,033	United Community Banks, Inc.	2,954,154

		23,931,851

	Capital Goods - 12.7%
39,628	Albany International Corp. Class A	2,754,939
55,181	Comfort Systems USA, Inc.	3,058,683
26,963	Dycom Industries, Inc.*	2,187,778
43,188	EnPro Industries, Inc.	3,117,742
29,887	ESCO Technologies, Inc.	2,841,656
10,596	Generac Holdings, Inc.*	2,611,066
36,667	Gibraltar Industries, Inc.*	3,286,463
47,510	Hexcel Corp.	2,074,287
55,450	Maxar Technologies, Inc.	2,321,691
92,829	Nesco Holdings, Inc.*(1)	707,357
22,360	Simpson Manufacturing Co., Inc.	2,057,120
14,122	Standex International Corp.	1,156,733
21,950	TPI Composites, Inc.*	1,315,024
188,896	Univar Solutions, Inc.*	3,511,577
19,149	Valmont Industries, Inc.	3,694,225

		36,696,341

	Commercial & Professional Services - 3.1%
66,506	ASGN, Inc.*	5,514,013
154,272	KAR Auction Services, Inc.	2,847,861
10,451	McGrath Rent Corp.	729,375

		9,091,249

	Consumer Durables & Apparel - 4.0%
15,255	Cavco Industries, Inc.*	2,878,008
39,952	Oxford Industries, Inc.	2,606,469
94,782	Skyline Champion Corp.*	3,187,519
88,254	Steven Madden Ltd.	2,965,334

		11,637,330

	Consumer Services - 2.4%
124,252	Extended Stay America, Inc.	1,824,019
50,788	Red Rock Resorts, Inc. Class A	1,192,502
80,717	Terminix Global Holdings, Inc.*	3,848,587

		6,865,108

	Diversified Financials - 2.3%
157,547	Compass Diversified Holdings	3,245,468
50,484	Houlihan Lokey, Inc.	3,273,888

		6,519,356

	Energy - 1.3%
35,131	Cactus, Inc. Class A	920,432
94,869	Delek U.S. Holdings, Inc.	1,779,743
1	Pioneer Natural Resources Co.	118

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
117,426	Solaris Oilfield Infrastructure, Inc. Class A	$1,068,577

		3,768,870

	Food & Staples Retailing - 1.2%
71,313	Performance Food Group Co.*	3,343,153

	Food, Beverage & Tobacco - 2.7%
60,834	Darling Ingredients, Inc.*	3,772,316
36,357	Hain Celestial Group, Inc.*	1,511,906
157,284	Primo Water Corp.	2,430,038

		7,714,260

	Health Care Equipment & Services - 6.4%
60,696	AdaptHealth Corp.*	2,322,836
63,901	Change Healthcare, Inc.*	1,524,678
126,375	Envista Holdings Corp.*	4,491,367
17,456	ICU Medical, Inc.*	3,569,403
26,824	LivaNova plc*	1,687,230
10,945	Mesa Laboratories, Inc.	3,033,297
16,582	Progyny, Inc.*	775,540
256,935	Sientra, Inc.*	1,205,025

		18,609,376

	Insurance - 6.5%
24,529	AMERISAFE, Inc.	1,361,359
68,143	Axis Capital Holdings Ltd.	3,127,764
38,917	Brown & Brown, Inc.	1,676,933
62,514	James River Group Holdings Ltd.	2,780,623
35,063	Kemper Corp.	2,466,682
22,205	Palomar Holdings, Inc.*	2,211,396
21,997	Reinsurance Group of America, Inc.	2,310,785
64,230	Selectquote, Inc.*	1,356,538
91,892	Trean Insurance Group, Inc.*	1,368,272

		18,660,352

	Materials - 8.4%
109,352	Ardagh Group S.A.	1,858,984
37,383	Ashland Global Holdings, Inc.	2,990,266
31,985	Balchem Corp.	3,423,355
40,652	Compass Minerals International, Inc.	2,368,385
22,427	Eagle Materials, Inc.	2,467,643
143,400	Element Solutions, Inc.	2,442,102
33,912	Neenah, Inc.	1,726,799
182,372	Pretium Resources, Inc.*	1,973,265
28,931	Sensient Technologies Corp.	2,040,503
126,270	Valvoline, Inc.	2,997,650

		24,288,952

	Media & Entertainment - 2.0%
56,171	John Wiley & Sons, Inc. Class A	2,561,959
25,231	Madison Square Garden Entertainment Corp.*	2,239,251
347,617	MDC Partners, Inc. Class A*	955,947

		5,757,157

	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
60,530	Aerie Pharmaceuticals, Inc.*	1,040,511
4,285	Bio-Techne Corp.	1,392,239
22,799	Catalent, Inc.*	2,623,025
119,194	Evolus, Inc.*(1)	805,752
27,993	FibroGen, Inc.*	1,348,703
70,296	Flexion Therapeutics, Inc.*	855,502
54,369	Intra-Cellular Therapies, Inc.*	1,747,963
22,689	Natera, Inc.*	2,419,555
19,869	Pacira BioSciences, Inc.*	1,312,944
49,141	Syneos Health, Inc.*	3,653,633

		17,199,827

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Real Estate - 2.3%
50,179	Douglas Emmett, Inc. REIT	$1,390,460
138,182	Kennedy-Wilson Holdings, Inc.	2,375,349
51,478	Terreno Realty Corp. REIT	2,912,625

		6,678,434

	Retailing - 1.8%
20,028	Asbury Automotive Group, Inc.*	2,856,193
63,747	Revolve Group, Inc.*	2,368,839

		5,225,032

	Semiconductors & Semiconductor Equipment - 4.3%
76,941	Allegro MicroSystems, Inc.*	2,148,193
54,637	MACOM Technology Solutions Holdings, Inc.*	3,106,660
114,846	ON Semiconductor Corp.*	3,961,038
43,437	Semtech Corp.*	3,081,855

		12,297,746

	Software & Services - 7.8%
56,482	LiveRamp Holdings, Inc.*	4,276,252
71,841	Perficient, Inc.*	3,923,237
15,750	PTC, Inc.*	2,093,333
159,840	Sabre Corp.	1,723,075
37,112	Science Applications International Corp.	3,563,865
126,241	Teradata Corp.*	3,395,883
54,818	WNS Holdings Ltd. ADR*	3,682,673

		22,658,318

	Technology Hardware & Equipment - 4.9%
57,665	Ciena Corp.*	3,078,734
29,218	Lumentum Holdings, Inc.*	2,740,648
14,533	Novanta, Inc.*	1,815,462
97,284	Plantronics, Inc.	3,085,849
224,519	Viavi Solutions, Inc.*	3,468,819

		14,189,512

	Telecommunication Services - 0.0%
2,073	Fintech Acquisition Corp. IV Class A*	23,860

	Utilities - 2.3%
31,166	Avista Corp.	1,168,102
16,707	Chesapeake Utilities Corp.	1,694,591
21,068	IDACORP, Inc.	1,860,304
28,051	SJW Group	1,856,135

		6,579,132

	Total Common Stocks (cost $202,598,148)	$269,598,674

Short-Term Investments - 6.4%
	Other Investment Pools & Funds - 6.1%
17,656,117	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)	17,656,117

	Securities Lending Collateral - 0.3%
370,030	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	370,030
320,253	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)	320,253

		690,283

	Total Short-Term Investments (cost $18,346,400)	$18,346,400

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Total Investments (cost $220,944,548)	99.7%	$287,945,074
Other Assets and Liabilities	0.3%	946,674

Total Net Assets	100.0%	$288,891,748

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  January 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,863,458	$7,863,458	$—	$—
Banks	23,931,851	23,931,851	—	—
Capital Goods	36,696,341	36,696,341	—	—
Commercial & Professional Services	9,091,249	9,091,249	—	—
Consumer Durables & Apparel	11,637,330	11,637,330	—	—
Consumer Services	6,865,108	6,865,108	—	—
Diversified Financials	6,519,356	6,519,356	—	—
Energy	3,768,870	3,768,870	—	—
Food & Staples Retailing	3,343,153	3,343,153	—	—
Food, Beverage & Tobacco	7,714,260	7,714,260	—	—
Health Care Equipment & Services	18,609,376	18,609,376	—	—
Insurance	18,660,352	18,660,352	—	—
Materials	24,288,952	24,288,952	—	—
Media & Entertainment	5,757,157	5,757,157	—	—
Pharmaceuticals, Biotechnology & Life Sciences	17,199,827	17,199,827	—	—
Real Estate	6,678,434	6,678,434	—	—
Retailing	5,225,032	5,225,032	—	—
Semiconductors & Semiconductor Equipment	12,297,746	12,297,746	—	—
Software & Services	22,658,318	22,658,318	—	—
Technology Hardware & Equipment	14,189,512	14,189,512	—	—
Telecommunication Services	23,860	23,860	—	—
Utilities	6,579,132	6,579,132	—	—
Short-Term Investments	18,346,400	18,346,400	—	—

Total	$287,945,074	$287,945,074	$—	$—

(1)	For the period ended January 31, 2021, there were no transfers in and out of Level 3.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above-mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of Hartford Schroders China A Fund and Hartford Schroders Securitized Income Fund do not currently engage in securities lending.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of January 31, 2021.

Fund	Investment Securities on Loan, at market value (1)	Collateral Posted by Borrower (2)	Net Amount (3)
The Hartford Growth Opportunities Fund	$36,442,577	$(36,442,577)	$—
Hartford Quality Value Fund	—	—	—
The Hartford Small Cap Growth Fund	7,403,512	(7,403,512)	—
Hartford Schroders Emerging Markets Equity Fund	—	—	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	1,670,831	(1,670,831)	—
Hartford Schroders International Multi-Cap Value Fund	35,342,982	(35,342,982)	—
Hartford Schroders International Stock Fund	—	—	—
Hartford Schroders Tax-Aware Bond Fund	—	—	—
Hartford Schroders US MidCap Opportunities Fund	—	—	—
Hartford Schroders US Small Cap Opportunities Fund	697,492	(697,492)	—
(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.

(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
The Hartford Growth Opportunities Fund	$38,663,628	$—
Hartford Quality Value Fund	—	—
The Hartford Small Cap Growth Fund	7,685,117	—
Hartford Schroders Emerging Markets Equity Fund	—	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	1,721,020	—
Hartford Schroders International Multi-Cap Value Fund	26,871,314	10,808,733
Hartford Schroders International Stock Fund	—	—
Hartford Schroders Tax-Aware Bond Fund	—	—
Hartford Schroders US MidCap Opportunities Fund	—	—
Hartford Schroders US Small Cap Opportunities Fund	726,614	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

The Hartford Growth Opportunities Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$38,663,628	$—	$—	$—	$38,663,628

Total Borrowings	$38,663,628	$—	$—	$—	$38,663,628

Gross amount of recognized liabilities for securities lending transactions					$38,663,628

The Hartford Small Cap Growth Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,685,117	$—	$—	$—	$7,685,117

Total Borrowings	$7,685,117	$—	$—	$—	$7,685,117

Gross amount of recognized liabilities for securities lending transactions					$7,685,117

Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Corporate Bonds	$478,260	$—	$—	$—	$478,260
Foreign Government Obligations	1,242,760	—	—	—	1,242,760

Total Borrowings	$1,721,020	$—	$—	$—	$1,721,020

Gross amount of recognized liabilities for securities lending transactions					$1,721,020

Hartford Schroders International Multi-Cap Value Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$26,871,314	$—	$—	$—	$26,871,314

Total Borrowings	$26,871,314	$—	$—	$—	$26,871,314

Gross amount of recognized liabilities for securities lending transactions					$26,871,314

Hartford Schroders Securitized Income Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Reverse Repurchase Agreements
Asset & Commercial Mortgage-Backed Securities	$—	$17,225,846	$15,843,603	$—	$33,069,449
Corporate Bonds	—	706,000	—	—	706,000

Total Borrowings	$—	$17,931,846	$15,843,603	$—	$33,775,449

Gross amount of recognized liabilities for sale buy-back transactions					$33,775,449

Hartford Schroders US Small Cap Opportunities Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Common Stocks	$726,613	$—	$—	$—	$726,613

Total Borrowings	$726,613	$—	$—	$—	$726,613

Gross amount of recognized liabilities for securities lending transactions					$726,613

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.